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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-6352

ING Series Fund, Inc.

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258

(Address of principal executive offices)             (Zip code)

The Corporation Trust Incorporated, 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	May 31

Date of reporting period:	February 28, 2011

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Capital Allocation Fund
ING Core Equity Research Fund
ING Corporate Leaders 100 Fund
ING Index Plus LargeCap Fund
ING Index Plus MidCap Fund
ING Index Plus SmallCap Fund
ING Small Company Fund
ING Tactical Asset Allocation Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING Capital Allocation Fund	as of February 28, 2011 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 99.9%
2,121,193	@	ING Alternative Beta Fund - Class I		$23,524,032
2,810,571		ING Core Equity Research Fund - Class I		34,935,395
323,547		ING Emerging Countries Fund - Class I		9,292,260
1,215,697		ING Global Bond Fund - Class I		14,260,131
665,951		ING Global Equity Dividend Fund - Class I		7,338,783
718,864		ING Global Real Estate Fund - Class I		12,256,625
1,871,690		ING High Yield Bond Fund - Class I		14,692,768
2,529,788		ING Index Plus International Equity Fund - Class I		22,666,904
5,787,237		ING Intermediate Bond Fund - Class I		55,152,365
582,517	@	ING MidCap Opportunities Fund - Class I		12,355,180
624,079	@	ING Small Company Fund - Class I		9,729,390
2,840,571		ING Tactical Asset Allocation Fund - Class I		27,667,162
		Total Affiliated Investment Companies
		(Cost $215,782,603)		243,870,995

Principal Amount				Value
CORPORATE BONDS/NOTES: 0.0%
		Energy: 0.0%
$200,000	±, X	Greater Ohio Ethanol, LLC, 0.000%, due 12/31/13		$—
200,000	±, X	Greater Ohio Ethanol, LLC, 0.000%, due 12/31/13		—
30,885	±, X	PEA Lima, LLC, 0.000%, due 03/20/14		—

		Financials: 0.0%
200,000	±, X	Twin Reefs Pass-through Trust, 1.390%, due 12/10/49		—
				—
		Total Corporate Bonds/Notes
		(Cost $512,856)		—
ASSET-BACKED SECURITIES: 0.1%
		Home Equity Asset-Backed Securities: 0.0%
23,045		Merrill Lynch Mortgage Investors Trust, 0.622%, due 07/25/34		18,666
				18,666
		Other Asset-Backed Securities: 0.1%
7,270		Chase Funding Mortgage Loan Asset-Backed Certificates, 0.862%, due 07/25/33		6,483
97,000	#	Credit-Based Asset Servicing and Securitization, LLC, 6.020%, due 12/25/37		83,836
2,420		Residential Asset Mortgage Products, Inc., 0.882%, due 06/25/33		1,731
				92,050
		Total Asset-Backed Securities
		(Cost $129,730)		110,716
		Total Long-Term Investments
		(Cost $216,425,189)		243,981,711

Shares				Value
SHORT-TERM INVESTMENTS: 0.1%
		Securities Lending Collateral(cc): 0.1%
317,673	R	BNY Institutional Cash Reserves Fund, Series B (1)(2)		$254,138
		Total Short-Term Investments
		(Cost $317,673)		254,138
		Total Investments in Securities
		(Cost $216,742,862) *	100.1%	$244,235,849
		Other Assets and Liabilities - Net	(0.1)	(132,845)
		Net Assets	100.0%	$244,103,004

	@	Non-income producing security
	#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

	R	Restricted security
	±	Defaulted security
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.

	*	Cost for federal income tax purposes is $222,758,693.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$28,513,943
		Gross Unrealized Depreciation		(7,036,787)
		Net Unrealized Appreciation		$21,477,156

PORTFOLIO OF INVESTMENTS
ING Capital Allocation Fund	as of February 28, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 28, 2011 in valuing the Fund’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	2/28/2011
Asset Table
Investments, at value
Affiliated Investment Companies	$243,870,995	$—	$—	$243,870,995
Asset-Backed Securities	—	110,716	—	110,716
Short-Term Investments	—	—	254,138	254,138
Total Investments, at value	$243,870,995	$110,716	$254,138	$244,235,849

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund’s assets and liabilities during the period ended February 28, 2011:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	5/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	2/28/2011
Asset Table
Investments, at value
Corporate Bonds/Notes	$—	$—	$—	$—	$—	$(512,856)	$512,856	$—	$—
Short-Term Investments	254,138	—	—	—	—	—	—	—	254,138
Total Investments, at value	$254,138	$—	$—	$—	$—	$(512,856)	$512,856	$—	$254,138

As of February 28, 2011, the net change in unrealized appreciation or depreciation on Level 3 investments still held at period end and included in the change in net assets was $(512,856).

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. It is the policy of the Portfolio to recognize transfers at the end of the reporting period.

There were no significant transfers into and out of Level 1 and 2 during the period ending February 28, 2011.

PORTFOLIO OF INVESTMENTS
ING Core Equity Research Fund	as of February 28, 2011 (Unaudited)

Shares			Value
COMMON STOCK: 97.4%
		Consumer Discretionary: 11.2%
112,900		Carnival Corp.	$4,817,443
291,900		Comcast Corp. — Class A	7,519,344
145,529	@	DIRECTV	6,689,968
249,500	L	International Game Technology	4,106,770
50,319	@	Liberty Media Corp. - Starz	3,532,394
233,979		Macy’s, Inc.	5,592,098
267,300		Regal Entertainment Group	3,993,462
133,500		Starbucks Corp.	4,402,830
101,600	@	Urban Outfitters, Inc.	3,899,408
186,300		Wyndham Worldwide Corp.	5,827,464
			50,381,181
		Consumer Staples: 7.1%
186,000		Altria Group, Inc.	4,718,820
191,400		Coca-Cola Enterprises, Inc.	5,033,820
184,975		PepsiCo, Inc.	11,731,115
207,200		Wal-Mart Stores, Inc.	10,770,256
			32,254,011
		Energy: 14.1%
169,000		Arch Coal, Inc.	5,666,570
253,120	S	ExxonMobil Corp.	21,649,354
84,815		National Oilwell Varco, Inc.	6,748,730
95,400		Range Resources Corp.	5,180,220
65,000		Royal Dutch Shell PLC ADR - Class A	4,696,250
78,700		Schlumberger Ltd.	7,352,154
143,100		Suncor Energy, Inc.	6,728,562
196,200		Valero Energy Corp.	5,528,916
			63,550,756
		Financials: 15.1%
346,503		Blackstone Group LP	6,167,753
2,262,200	@	Citigroup, Inc.	10,587,096
85,600	L	Comerica, Inc.	3,329,840
25,173		Goldman Sachs Group, Inc.	4,122,834
336,898		JPMorgan Chase & Co.	15,729,768
89,500		Prudential Financial, Inc.	5,891,785
55,658		Reinsurance Group of America, Inc.	3,361,187
409,090		Wells Fargo & Co.	13,197,243
237,134		XL Group PLC	5,537,079
			67,924,585
		Health Care: 11.0%
147,400		Aetna, Inc.	5,506,864
178,800		AmerisourceBergen Corp.	6,778,308
115,889		Covidien PLC	5,962,489
142,900		Johnson & Johnson	8,779,776
95,600	@	Medco Health Solutions, Inc.	5,892,784
411,013		Pfizer, Inc.	7,907,890
128,000	@	St. Jude Medical, Inc.	6,128,640
54,336		Teva Pharmaceutical Industries Ltd. ADR	2,722,234
			49,678,985
		Industrials: 10.7%
48,000	S	Acuity Brands, Inc.	2,712,960
64,400		Boeing Co.	4,637,444
71,300	@	Cooper Industries PLC	4,588,155
75,900		Dover Corp.	4,876,575
98,100		Fluor Corp.	6,941,556
105,100		Harsco Corp.	3,591,267
42,900	@	TransDigm Group, Inc.	3,448,302
170,900		Trinity Industries, Inc.	5,323,535
44,963		Union Pacific Corp.	4,289,920
51,251	@	WABCO Holdings, Inc.	2,994,596
174,200		Waste Connections, Inc.	5,050,058
			48,454,368
		Information Technology: 20.3%
137,300	@, L	Ansys, Inc.	7,732,736
51,348	@	Apple, Inc.	18,136,627
17,600	@	Google, Inc. - Class A	10,795,840
457,200		Intel Corp.	9,816,084
269,700		Jabil Circuit, Inc.	5,779,671
81,100	@	Lam Research Corp.	4,452,390
327,300	@	Marvell Technology Group Ltd.	5,983,044
583,200		Microsoft Corp.	15,501,454
222,869		Qualcomm, Inc.	13,278,535
			91,476,381
		Materials: 3.7%
107,800		EI Du Pont de Nemours & Co.	5,914,986
156,400		Packaging Corp. of America	4,502,756
109,500	L	United States Steel Corp.	6,295,155
			16,712,897
		Telecommunication Services: 3.0%
135,400	@, L	SBA Communications Corp.	5,698,986
1,061,400	@	Sprint Nextel Corp.	4,638,318
91,000		Verizon Communications, Inc.	3,359,720
			13,697,024
		Utilities: 1.2%
273,600		Great Plains Energy, Inc.	5,253,120
			5,253,120
		Total Common Stock (Cost $341,153,353)	439,383,308

PORTFOLIO OF INVESTMENTS
ING Core Equity Research Fund	as of February 28, 2011 (Unaudited) (continued)

Shares				Value
SHORT-TERM INVESTMENTS: 5.4%
		Mutual Funds: 0.8%
3,777,000		Blackrock Liquidity Funds TempFund Portfolio - Class I		$3,777,000
		Total Mutual Funds
		(Cost $3,777,000)		3,777,000
		Securities Lending Collateral(cc): 4.6%
20,350,081		BNY Mellon Overnight Government Fund (1)		20,350,081
232,316	R	BNY Institutional Cash Reserves Fund, Series B (1)(2)		185,853
		Total Securities Lending Collateral
		(Cost $20,582,397)		20,535,934
		Total Short-Term Investments
		(Cost $24,359,397)		24,312,934
		Total Investments in Securities
		(Cost $365,512,750) *	102.8%	$463,696,242
		Other Assets and Liabilities - Net	(2.8)	(12,647,290)
		Net Assets	100.0%	$451,048,952

	@	Non-income producing security
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

	S

All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.

	R	Restricted security
	L	Loaned security, a portion or all of the security is on loan at February 28, 2011.

	*	Cost for federal income tax purposes is $369,904,138.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$101,289,470
		Gross Unrealized Depreciation		(7,497,366)
		Net Unrealized Appreciation		$93,792,104

PORTFOLIO OF INVESTMENTS
ING Core Equity Research Fund	as of February 28, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 28, 2011 in valuing the Fund’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	2/28/2011
Asset Table
Investments, at value
Common Stock*	$439,383,308	$—	$—	$439,383,308
Short-Term Investments	24,127,081	—	185,853	24,312,934
Total Investments, at value	$463,510,389	$—	$185,853	$463,696,242

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund’s assets and liabilities during the period ended February 28, 2011:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	5/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	2/28/2011
Asset Table
Investments, at value
Short-Term Investments	$185,853	$—	$—	$—	$—	$—	$—	$—	$185,853
Total Investments, at value	$185,853	$—	$—	$—	$—	$—	$—	$—	$185,853

As of February 28, 2011, the net change in unrealized appreciation or depreciation on Level 3 investments still held at period end and included in the change in net assets was $0.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. It is the policy of the Portfolio to recognize transfers at the end of the reporting period.

There were no significant transfers into and out of Level 1 and 2 during the period ending February 28, 2011.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING Corporate Leaders 100 Fund	as of February 28, 2011 (Unaudited)

Shares			Value
COMMON STOCK: 95.0%
		Consumer Discretionary: 10.5%
560	@	Amazon.com, Inc.	$97,042
4,580		Comcast Corp. — Class A	117,981
6,060	@	Ford Motor Co.	91,203
2,900		Home Depot, Inc.	108,663
4,050		Lowe’s Cos., Inc.	105,989
1,310		McDonald’s Corp.	99,141
6,990		News Corp. - Class A	121,416
1,180		Nike, Inc.	105,055
1,680		Target Corp.	88,284
3,166		Time Warner, Inc.	120,941
2,710		Walt Disney Co.	118,535
			1,174,250
		Consumer Staples: 13.6%
4,110		Altria Group, Inc.	104,271
3,480		Avon Products, Inc.	96,779
2,940		Campbell Soup Co.	98,960
1,540		Coca-Cola Co.	98,437
1,270		Colgate-Palmolive Co.	99,720
1,390		Costco Wholesale Corp.	103,958
2,890		CVS Caremark Corp.	95,543
2,060		HJ Heinz Co.	103,453
3,210		Kraft Foods, Inc.	102,206
1,550		PepsiCo, Inc.	98,301
1,724		Philip Morris International, Inc.	108,233
1,580		Procter & Gamble Co.	99,619
5,770		Sara Lee Corp.	98,782
2,580		Walgreen Co.	111,817
1,880		Wal-Mart Stores, Inc.	97,722
			1,517,801
		Energy: 10.5%
1,790		Baker Hughes, Inc.	127,180
1,110		Chevron Corp.	115,163
1,480		ConocoPhillips	115,248
1,290		Devon Energy Corp.	117,958
1,370		ExxonMobil Corp.	117,176
2,460		Halliburton Co.	115,472
1,520		National Oilwell Varco, Inc.	120,946
1,040		Occidental Petroleum Corp.	106,049
1,210		Schlumberger Ltd.	113,038
4,100		Williams Cos., Inc.	124,476
			1,172,706
		Financials: 14.6%
3,180		Allstate Corp.	101,060
2,390		American Express Co.	104,132
7,620		Bank of America Corp.	108,890
3,350		Bank of New York Mellon Corp.	101,807
1,270	@	Berkshire Hathaway, Inc.	110,846
2,390		Capital One Financial Corp.	118,950
21,260	@	Citigroup, Inc.	99,497
610		Goldman Sachs Group, Inc.	99,906
2,400		JPMorgan Chase & Co.	112,056
2,280		Metlife, Inc.	107,981
3,700		Morgan Stanley	109,816
3,390		NYSE Euronext	125,430
14,630		Regions Financial Corp.	111,773
3,760		US Bancorp.	104,265
3,280		Wells Fargo & Co.	105,813
			1,622,222
		Health Care: 9.4%
2,120		Abbott Laboratories	101,972
1,830	@	Amgen, Inc.	93,934
2,000		Baxter International, Inc.	106,300
3,830		Bristol-Myers Squibb Co.	98,852
2,790	@	Gilead Sciences, Inc.	108,754
1,630		Johnson & Johnson	100,147
2,730		Medtronic, Inc.	108,982
2,807		Merck & Co., Inc.	91,424
5,781		Pfizer, Inc.	111,226
2,820		UnitedHealth Group, Inc.	120,076
			1,041,667
		Industrials: 11.8%
1,170		3M Co.	107,909
1,550		Boeing Co.	111,616
1,080		Caterpillar, Inc.	111,164
1,080		FedEx Corp.	97,222
1,430		General Dynamics Corp.	108,852

PORTFOLIO OF INVESTMENTS
ING Corporate Leaders 100 Fund	as of February 28, 2011 (Unaudited) (continued)

Shares				Value
		Industrials (continued)
5,570		General Electric Co.		$116,524
1,920		Honeywell International, Inc.		111,187
1,470		Lockheed Martin Corp.		116,365
1,610		Norfolk Southern Corp.		105,584
2,210		Raytheon Co.		113,174
1,390		United Parcel Service, Inc. - Class B		102,582
1,280		United Technologies Corp.		106,931
				1,309,110
		Information Technology: 13.5%
320	@	Apple, Inc.		113,027
5,010	@	Cisco Systems, Inc.		92,986
7,410	@	Dell, Inc.		117,300
4,430	@	EMC Corp.		120,540
170	@	Google, Inc. - Class A		104,278
2,390		Hewlett-Packard Co.		104,276
4,810		Intel Corp.		103,271
700		International Business Machines Corp.		113,316
450		Mastercard, Inc.		108,252
3,640		Microsoft Corp.		96,751
3,230		Oracle Corp.		106,267
2,030		Qualcomm, Inc.		120,947
3,110		Texas Instruments, Inc.		110,747
8,810		Xerox Corp.		94,708
				1,506,666
		Materials: 4.7%
6,660		Alcoa, Inc.		112,221
2,960		Dow Chemical Co.		109,994
2,030		EI Du Pont de Nemours & Co.		111,386
1,720		Freeport-McMoRan Copper & Gold, Inc.		91,074
1,450		Monsanto Co.		104,241
				528,916
		Telecommunication Services: 2.8%
3,450		AT&T, Inc.		97,911
24,330	@	Sprint Nextel Corp.		106,322
2,840		Verizon Communications, Inc.		104,853
				309,086
		Utilities: 3.6%
2,810		American Electric Power Co., Inc.		100,542
1,430		Entergy Corp.		101,816
2,440		Exelon Corp.		101,894
2,650		Southern Co.		100,992
				405,244
		Total Common Stock
		(Cost $6,650,482)		10,587,668
REAL ESTATE INVESTMENT TRUSTS: 1.2%
		Financials: 1.2%
5,332		Weyerhaeuser Co.		130,154
		Total Real Estate Investment Trusts
		(Cost $98,250)		130,154
EXCHANGE-TRADED FUNDS: 3.5%
		Exchange-Traded Funds: 3.5%
2,900		SPDR Trust Series 1		386,135
		Total Exchange-Traded Funds
		(Cost $350,393)		386,135
		Total Long-Term Investments
		(Cost $7,099,125)		11,103,957
SHORT-TERM INVESTMENTS: 0.0%
		Mutual Funds: 0.0%
1,000		Blackrock Liquidity Funds TempFund Portfolio - Class I		1,000
		Total Short-Term Investments
		(Cost $1,000)		1,000
		Total Investments in Securities
		(Cost $7,100,125) *	99.7%	$11,104,957
		Other Assets and Liabilities - Net	0.3	37,673
		Net Assets	100.0%	$11,142,630

	@	Non-income producing security

	*	Cost for federal income tax purposes is $7,518,147.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$4,032,071
		Gross Unrealized Depreciation		(445,261)
		Net Unrealized Appreciation		$3,586,810

PORTFOLIO OF INVESTMENTS
ING Corporate Leaders 100 Fund	as of February 28, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 28, 2011 in valuing the Fund’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	2/28/2011
Asset Table
Investments, at value
Common Stock*	$10,587,668	$—	$—	$10,587,668
Real Estate Investment Trusts	130,154	—	—	130,154
Exchange-Traded Funds	386,135	—	—	386,135
Short-Term Investments	1,000	—	—	1,000
Total Investments, at value	$11,104,957	$—	$—	$11,104,957

There were no significant transfers into and out of Level 1 and 2 during the period ending February 28, 2011.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Fund	as of February 28, 2011 (Unaudited)

Shares			Value
COMMON STOCK: 97.2%
		Consumer Discretionary: 9.3%
500		Abercrombie & Fitch Co.	$28,685
7,000	@	Amazon.com, Inc.	1,213,030
10,500	@	Apollo Group, Inc. - Class A	475,230
400	@	Autozone, Inc.	103,180
10,900	@	Bed Bath & Beyond, Inc.	524,835
5,300		Best Buy Co., Inc.	170,872
6,400	@	Big Lots, Inc.	262,592
5,000		Cablevision Systems Corp.	184,250
11,800	@	Carmax, Inc.	417,366
10,100		Carnival Corp.	430,967
10,100		CBS Corp. - Class B	240,986
10,900		Coach, Inc.	598,628
52,152		Comcast Corp. — Class A	1,343,436
30,700		D.R. Horton, Inc.	363,488
2,600		Darden Restaurants, Inc.	122,538
6,700		DeVry, Inc.	363,475
13,380	@	DIRECTV	615,079
12,100	@	Discovery Communications, Inc. - Class A	521,631
13,900		Expedia, Inc.	276,054
1,771		Family Dollar Stores, Inc.	88,692
53,014	@	Ford Motor Co.	797,861
10,500		Fortune Brands, Inc.	649,530
1,200	@	GameStop Corp.	23,940
1,700		Gannett Co., Inc.	28,067
20,380		Gap, Inc.	459,161
8,000		Genuine Parts Co.	421,520
25,360	@	Goodyear Tire & Rubber Co.	359,605
5,300		H&R Block, Inc.	80,507
2,700		Harley-Davidson, Inc.	110,214
7,200		Harman International Industries, Inc.	350,208
11,200		Hasbro, Inc.	502,880
31,400		Home Depot, Inc.	1,176,558
20,500		International Game Technology	337,430
30,000	@	Interpublic Group of Cos., Inc.	396,000
3,900		JC Penney Co., Inc.	136,344
6,002		Johnson Controls, Inc.	244,882
4,500	@	Kohl’s Corp.	242,505
3,800		Leggett & Platt, Inc.	87,628
14,000		Limited Brands, Inc.	448,280
22,400		Lowe’s Cos., Inc.	586,208
6,479		Macy’s, Inc.	154,848
5,800		Marriott International, Inc.	227,418
14,100		Mattel, Inc.	353,346
30,200	S	McDonald’s Corp.	2,285,536
4,800		McGraw-Hill Cos., Inc.	185,664
900	@, L	NetFlix, Inc.	186,003
23,600		Newell Rubbermaid, Inc.	456,424
62,000		News Corp. - Class A	1,076,940
13,700		Nike, Inc.	1,219,711
2,200		Nordstrom, Inc.	99,572
3,200		Omnicom Group	162,880
2,300	@	O’Reilly Automotive, Inc.	127,834
2,600		Polo Ralph Lauren Corp.	329,446
1,700	@	Priceline.com, Inc.	771,596
42,000	@	Pulte Homes, Inc.	289,800
6,100		Ross Stores, Inc.	439,444
6,800		Scripps Networks Interactive - Class A	353,192
300	@, L	Sears Holding Corp.	24,993
5,900		Stanley Black & Decker, Inc.	447,397
16,000		Staples, Inc.	340,800
16,336		Starbucks Corp.	538,761
4,100		Starwood Hotels & Resorts Worldwide, Inc.	250,510
12,569		Target Corp.	660,501
1,800		Tiffany & Co.	110,790
10,900		Time Warner Cable, Inc.	786,762
19,100		Time Warner, Inc.	729,620
14,100		TJX Cos., Inc.	703,167
8,700	@	Urban Outfitters, Inc.	333,906
2,711		VF Corp.	259,361
6,668		Viacom - Class B	297,793
36,700		Walt Disney Co.	1,605,258
100	L	Washington Post	43,309
6,100		Whirlpool Corp.	503,250
3,300		Wyndham Worldwide Corp.	103,224
608		Wynn Resorts Ltd.	74,741
10,500		Yum! Brands, Inc.	528,465
			32,846,604

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Fund	as of February 28, 2011 (Unaudited) (continued)

Shares			Value
		Consumer Staples: 9.3%
66,500	S	Altria Group, Inc.	$1,687,105
20,902		Archer-Daniels-Midland Co.	777,136
17,300		Avon Products, Inc.	481,113
7,481		Brown-Forman Corp.	517,311
11,816	L	Campbell Soup Co.	397,727
1,800		Clorox Co.	121,968
81,187		Coca-Cola Co.	5,189,473
9,515		Coca-Cola Enterprises, Inc.	250,245
6,800		Colgate-Palmolive Co.	533,936
4,100		ConAgra Foods, Inc.	94,956
18,100	@	Constellation Brands, Inc.	367,792
10,100		Costco Wholesale Corp.	755,379
34,900		CVS Caremark Corp.	1,153,794
15,619		Dr Pepper Snapple Group, Inc.	563,221
5,100		Estee Lauder Cos., Inc.	481,491
8,654		General Mills, Inc.	321,410
1,916		Hershey Co.	100,245
8,500		HJ Heinz Co.	426,870
2,000		Hormel Foods Corp.	54,800
5,800		JM Smucker Co.	399,272
2,600		Kellogg Co.	139,256
4,219		Kimberly-Clark Corp.	278,032
31,900		Kraft Foods, Inc.	1,015,696
28,800		Kroger Co.	659,520
995		Lorillard, Inc.	76,386
1,900		McCormick & Co., Inc.	90,535
7,865		Mead Johnson Nutrition Co.	470,720
10,500		Molson Coors Brewing Co.	480,165
54,400		PepsiCo, Inc.	3,450,048
28,976		Philip Morris International, Inc.	1,819,113
51,110		Procter & Gamble Co.	3,222,486
19,994		Reynolds American, Inc.	686,194
21,600		Safeway, Inc.	471,312
27,100		Sara Lee Corp.	463,952
12,900		Sysco Corp.	358,491
17,900		Tyson Foods, Inc.	333,477
23,500		Walgreen Co.	1,018,490
55,536		Wal-Mart Stores, Inc.	2,886,761
3,600		Whole Foods Market, Inc.	210,816
			32,806,694
		Energy: 14.6%
12,900		Anadarko Petroleum Corp.	1,055,607
10,200		Apache Corp.	1,271,124
20,400		Baker Hughes, Inc.	1,449,420
9,300		Cabot Oil & Gas Corp.	424,638
13,500	@	Cameron International Corp.	798,255
13,400		Chesapeake Energy Corp.	477,174
60,427	S	Chevron Corp.	6,269,301
42,600		ConocoPhillips	3,317,262
4,700		Consol Energy, Inc.	238,337
23,200	@	Denbury Resources, Inc.	562,136
11,500		Devon Energy Corp.	1,051,560
6,100	L	Diamond Offshore Drilling	477,203
16,009		El Paso Corp.	297,767
10,300		EOG Resources, Inc.	1,156,793
9,200		EQT Corp.	453,560
153,601	S	ExxonMobil Corp.	13,137,494
7,100	@	FMC Technologies, Inc.	667,755
29,400		Halliburton Co.	1,380,036
8,200		Helmerich & Payne, Inc.	532,918
6,200		Hess Corp.	539,586
16,400		Marathon Oil Corp.	813,440
2,200		Massey Energy Co.	139,326
4,000		Murphy Oil Corp.	294,120
20,400	@	Nabors Industries Ltd.	580,788
13,103		National Oilwell Varco, Inc.	1,042,606
7,000	@	Newfield Exploration Co.	509,530
13,700	@	Noble Corp.	612,527
3,882		Noble Energy, Inc.	359,706
23,100		Occidental Petroleum Corp.	2,355,507
5,600		Peabody Energy Corp.	366,744
5,800		Pioneer Natural Resources Co.	593,572
11,400		QEP Resources, Inc.	450,870
10,200		Range Resources Corp.	553,860
9,900	@	Rowan Cos., Inc.	422,433
49,929	S	Schlumberger Ltd.	4,664,367
16,800	@	Southwestern Energy Co.	663,264
14,600		Spectra Energy Corp.	390,550
2,900		Sunoco, Inc.	121,394
12,200	@	Tesoro Corp.	290,116
11,900		Valero Energy Corp.	335,342
13,200		Williams Cos., Inc.	400,752
			51,518,740
		Financials: 14.2%
8,700		ACE Ltd.	550,275

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Fund	as of February 28, 2011 (Unaudited) (continued)

Shares			Value
		Financials (continued)
11,522		Aflac, Inc.	$678,185
14,700		Allstate Corp.	467,166
25,600		American Express Co.	1,115,392
3,300	@, L	American International Group, Inc.	122,298
10,800		Ameriprise Financial, Inc.	683,856
16,600		AON Corp.	873,824
8,900		Assurant, Inc.	361,607
269,243		Bank of America Corp.	3,847,482
27,800		Bank of New York Mellon Corp.	844,842
12,400		BB&T Corp.	342,240
57,100	@	Berkshire Hathaway, Inc.	4,983,688
8,000		Capital One Financial Corp.	398,160
18,000	@	CB Richard Ellis Group, Inc.	450,720
17,200		Charles Schwab Corp.	326,284
8,400		Chubb Corp.	509,712
12,100		Cincinnati Financial Corp.	412,005
859,700	@, S	Citigroup, Inc.	4,023,396
520		CME Group, Inc.	161,866
2,697		Comerica, Inc.	104,913
26,500		Discover Financial Services	576,375
3,561	@	E*Trade Financial Corp.	56,905
41,311		Fifth Third Bancorp.	603,141
5,700		Franklin Resources, Inc.	716,034
16,300	@	Genworth Financial, Inc.	215,649
13,079		Goldman Sachs Group, Inc.	2,142,079
10,100		Hartford Financial Services Group, Inc.	298,960
35,800		Hudson City Bancorp., Inc.	411,700
53,900		Huntington Bancshares, Inc.	368,676
1,400	@	IntercontinentalExchange, Inc.	179,480
8,709	@	Invesco Ltd.	233,750
105,053		JPMorgan Chase & Co.	4,904,925
47,500		Keycorp	434,150
3,000		Legg Mason, Inc.	108,750
3,500		Leucadia National Corp.	115,955
7,200		Lincoln National Corp.	228,384
16,300		Loews Corp.	704,975
1,800		M&T Bank Corp.	158,490
27,400		Marsh & McLennan Cos., Inc.	834,056
43,600		Marshall & Ilsley Corp.	338,772
26,600		Metlife, Inc.	1,259,776
3,700		Moody’s Corp.	118,030
35,600		Morgan Stanley	1,056,608
11,100	@	Nasdaq Stock Market, Inc.	317,571
11,000		Northern Trust Corp.	567,270
4,600		NYSE Euronext	170,200
26,900		People’s United Financial, Inc.	354,542
10,900		PNC Financial Services Group, Inc.	672,530
18,500		Principal Financial Group, Inc.	633,810
15,200		Progressive Corp.	316,616
13,500		Prudential Financial, Inc.	888,705
64,100		Regions Financial Corp.	489,724
8,800	@	SLM Corp.	130,416
9,818		State Street Corp.	439,061
8,900		SunTrust Bank	268,513
4,700		T. Rowe Price Group, Inc.	314,806
6,100		Torchmark Corp.	398,025
11,799		Travelers Cos., Inc.	707,114
7,472		UnumProvident Corp.	198,232
46,862		US Bancorp.	1,299,483
139,004		Wells Fargo & Co.	4,484,269
7,400		XL Group PLC	172,790
1,800		Zions Bancorp.	42,048
			50,189,256
		Health Care: 11.2%
40,258		Abbott Laboratories	1,936,410
6,665		Aetna, Inc.	249,004
5,600	@	Agilent Technologies, Inc.	235,648
12,000		Allergan, Inc.	890,040
13,226		AmerisourceBergen Corp.	501,398
22,972	@	Amgen, Inc.	1,179,153
19,340		Baxter International, Inc.	1,027,921
7,900		Becton Dickinson & Co.	632,000
10,500	@	Biogen Idec, Inc.	718,200
96,200	@	Boston Scientific Corp.	688,792
41,100		Bristol-Myers Squibb Co.	1,060,791
6,500		Cardinal Health, Inc.	270,660
18,300	@	CareFusion Corp.	499,956
8,900	@	Celgene Corp.	472,590
6,200	@, L	Cephalon, Inc.	349,122
1,300	@	Cerner Corp.	130,585
4,600		Cigna Corp.	193,522
12,200	@	Coventry Health Care, Inc.	368,440
3,400		CR Bard, Inc.	332,384
5,700	@	DaVita, Inc.	452,409
4,600		Densply International, Inc.	171,902

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Fund	as of February 28, 2011 (Unaudited) (continued)

Shares			Value
		Health Care (continued)
24,400		Eli Lilly & Co.	$843,264
18,200	@	Express Scripts, Inc.	1,023,204
15,800	@	Forest Laboratories, Inc.	511,920
4,700	@	Genzyme Corp.	354,615
29,200	@	Gilead Sciences, Inc.	1,138,216
11,300	@	Hospira, Inc.	597,205
3,150	@	Humana, Inc.	204,782
2,400	@	Intuitive Surgical, Inc.	787,080
75,899		Johnson & Johnson	4,663,235
5,600	@	Laboratory Corp. of America Holdings	504,728
9,200	@	Life Technologies Corp.	491,004
4,868		McKesson Corp.	385,935
7,583	@	Medco Health Solutions, Inc.	467,416
40,500		Medtronic, Inc.	1,616,760
82,958		Merck & Co., Inc.	2,701,942
7,100	@	Mylan Laboratories	162,377
900		Patterson Cos., Inc.	30,042
11,600		PerkinElmer, Inc.	307,400
219,238		Pfizer, Inc.	4,218,139
7,500		Quest Diagnostics	425,625
19,300	@	St. Jude Medical, Inc.	924,084
11,700		Stryker Corp.	740,142
48,700	@	Tenet Healthcare Corp.	349,666
7,542	@, S	Thermo Fisher Scientific, Inc.	420,994
24,505		UnitedHealth Group, Inc.	1,043,423
4,100	@	Varian Medical Systems, Inc.	284,048
5,561	@	Waters Corp.	461,841
7,600	@	Watson Pharmaceuticals, Inc.	425,524
8,000	@	WellPoint, Inc.	531,760
11,000	@	Zimmer Holdings, Inc.	685,740
			39,663,038
		Industrials: 12.1%
18,800		3M Co.	1,733,924
7,828		Avery Dennison Corp.	312,494
24,900		Boeing Co.	1,793,049
20,700		Caterpillar, Inc.	2,130,651
1,200		CH Robinson Worldwide, Inc.	86,868
1,692		Cintas Corp.	47,579
11,160		CSX Corp.	833,206
9,000		Cummins, Inc.	910,080
14,681		Danaher Corp.	742,859
13,200		Deere & Co.	1,189,980
9,880		Dover Corp.	634,790
3,783		Dun & Bradstreet Corp.	305,666
8,300		Eaton Corp.	919,474
24,406		Emerson Electric Co.	1,456,062
8,048		Equifax, Inc.	287,716
8,700		Expeditors International Washington, Inc.	415,860
3,500	L	Fastenal Co.	217,455
3,375		FedEx Corp.	303,818
3,700		Flowserve Corp.	462,389
9,600		Fluor Corp.	679,296
11,700		General Dynamics Corp.	890,604
298,774		General Electric Co.	6,250,349
7,000		Goodrich Corp.	603,610
25,100		Honeywell International, Inc.	1,453,541
13,562		Illinois Tool Works, Inc.	733,704
8,800		Ingersoll-Rand PLC	398,640
12,537		Iron Mountain, Inc.	325,962
10,367		ITT Corp.	600,560
9,600	@	Jacobs Engineering Group, Inc.	480,576
2,900		L-3 Communications Holdings, Inc.	229,941
8,271		Lockheed Martin Corp.	654,732
31,800		Masco Corp.	432,162
11,269		Norfolk Southern Corp.	739,021
8,200		Northrop Grumman Corp.	546,776
17,700		Paccar, Inc.	887,301
3,040		Pall Corp.	165,254
8,600		Parker Hannifin Corp.	766,948
1,964	L	Pitney Bowes, Inc.	49,454
6,800		Precision Castparts Corp.	963,900
17,500	@	Quanta Services, Inc.	399,175
10,250		Raytheon Co.	524,903
13,120		Republic Services, Inc.	388,483
9,260		Robert Half International, Inc.	295,394
7,900		Rockwell Automation, Inc.	693,067
6,469		Rockwell Collins, Inc.	416,862
6,100		Roper Industries, Inc.	513,193
800		Ryder System, Inc.	38,264
1,100		Snap-On, Inc.	63,173
32,300		Southwest Airlines Co.	382,109
838	@	Stericycle, Inc.	72,420
5,352		Textron, Inc.	144,986
10,600		Tyco International Ltd.	480,604
17,900		Union Pacific Corp.	1,707,839

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Fund	as of February 28, 2011 (Unaudited) (continued)

Shares			Value
		Industrials (continued)
14,785		United Parcel Service, Inc. - Class B	$1,091,133
31,743		United Technologies Corp.	2,651,810
4,353		Waste Management, Inc.	161,322
1,200		WW Grainger, Inc.	159,852
			42,820,840
		Information Technology: 16.0%
8,700	@	Adobe Systems, Inc.	300,150
38,100	@	Advanced Micro Devices, Inc.	350,901
9,700	@	Akamai Technologies, Inc.	364,041
12,100		Altera Corp.	506,506
2,900		Amphenol Corp.	166,692
3,200		Analog Devices, Inc.	127,616
22,166	@, S	Apple, Inc.	7,829,253
15,012		Applied Materials, Inc.	246,647
3,900	@	Autodesk, Inc.	163,995
8,300		Automatic Data Processing, Inc.	415,000
9,300	@	BMC Software, Inc.	460,350
6,100		Broadcom Corp.	251,442
7,058		CA, Inc.	174,897
155,280	@	Cisco Systems, Inc.	2,881,997
8,900	@	Citrix Systems, Inc.	624,424
10,900	@	Cognizant Technology Solutions Corp.	837,883
2,600		Computer Sciences Corp.	125,138
30,200		Corning, Inc.	696,412
24,000	@	Dell, Inc.	379,920
23,275	@	eBay, Inc.	779,829
20,500	@	Electronic Arts, Inc.	385,400
43,420	@	EMC Corp.	1,181,458
4,300	@	F5 Networks, Inc.	507,443
2,106		Fidelity National Information Services, Inc.	68,213
757	@, L	First Solar, Inc.	111,574
2,406	@	Fiserv, Inc.	152,228
3,800		Flir Systems, Inc.	122,740
6,310	@	Google, Inc. - Class A	3,870,554
8,618		Harris Corp.	402,116
52,184	S	Hewlett-Packard Co.	2,276,788
104,956		Intel Corp.	2,253,405
31,469		International Business Machines Corp.	5,094,202
5,000	@	Intuit, Inc.	262,900
16,800		Jabil Circuit, Inc.	360,024
16,900	@	JDS Uniphase Corp.	416,923
11,100	@	Juniper Networks, Inc.	488,400
1,700		KLA-Tencor Corp.	82,994
7,300	@	Lexmark International, Inc.	273,969
2,700		Linear Technology Corp.	93,312
47,300	@	LSI Logic Corp.	297,517
1,533		Mastercard, Inc.	368,778
2,700	@	McAfee, Inc.	129,465
19,200	@	MEMC Electronic Materials, Inc.	260,544
2,200	L	Microchip Technology, Inc.	81,202
39,200	@	Micron Technology, Inc.	436,296
191,974		Microsoft Corp.	5,102,669
10,100	@	Monster Worldwide, Inc.	173,215
17,237	@	Motorola Mobility Holdings, Inc.	520,557
9,885	@	Motorola Solutions, Inc.	381,956
3,446		National Semiconductor Corp.	53,413
12,765	@	NetApp, Inc.	659,440
6,700	@	Novellus Systems, Inc.	267,732
22,100	@	Nvidia Corp.	500,786
95,263		Oracle Corp.	3,134,153
5,400		Paychex, Inc.	181,602
43,201		Qualcomm, Inc.	2,573,916
3,392	@	Red Hat, Inc.	140,022
5,400	@	SAIC, Inc.	88,236
2,100	@	Salesforce.com, Inc.	277,767
3,000	@	Sandisk Corp.	148,800
31,900	@	Symantec Corp.	575,157
10,418	@	Teradata Corp.	498,189
13,000	@	Teradyne, Inc.	242,190
18,800		Texas Instruments, Inc.	669,468
17,500		Total System Services, Inc.	310,625
3,100	@	VeriSign, Inc.	109,399
9,500		Visa, Inc.	693,975
3,000	@	Western Digital Corp.	91,740
11,200		Western Union Co.	246,288
17,800		Xerox Corp.	191,350
3,000		Xilinx, Inc.	99,750
50,400	@	Yahoo!, Inc.	826,560
			56,420,493
		Materials: 2.2%
1,975		Air Products & Chemicals, Inc.	181,700
800		Airgas, Inc.	50,064
29,900		Alcoa, Inc.	503,815
1,300		Allegheny Technologies, Inc.	87,204
2,813		CF Industries Holdings, Inc.	397,421

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Fund	as of February 28, 2011 (Unaudited) (continued)

Shares			Value
		Materials (continued)
1,800		Cliffs Natural Resources, Inc.	$174,726
15,553		Dow Chemical Co.	577,949
8,654		Ecolab, Inc.	420,931
13,000		EI Du Pont de Nemours & Co.	713,310
4,512		FMC Corp.	349,409
13,400		Freeport-McMoRan Copper & Gold, Inc.	709,530
5,520		International Flavors & Fragrances, Inc.	314,364
2,939		International Paper Co.	81,645
11,200		MeadWestvaco Corp.	328,720
7,145		Monsanto Co.	513,654
12,975		Newmont Mining Corp.	717,128
2,400		Nucor Corp.	115,104
9,500	@	Owens-Illinois, Inc.	289,655
1,120		PPG Industries, Inc.	98,986
3,597		Praxair, Inc.	357,470
11,200		Sealed Air Corp.	308,224
1,308		Sigma-Aldrich Corp.	83,568
13,900	@	Titanium Metals Corp.	263,961
4,200	L	Vulcan Materials Co.	192,570
			7,831,108
		Telecommunication Services: 3.7%
16,700	@	American Tower Corp.	901,132
209,183	S	AT&T, Inc.	5,936,614
8,600		CenturyTel, Inc.	354,148
61,142		Frontier Communications Corp.	519,096
28,000	@	MetroPCS Communications, Inc.	403,200
48,700		Qwest Communications International, Inc.	332,134
161,400	@	Sprint Nextel Corp.	705,318
98,294		Verizon Communications, Inc.	3,629,014
5,036		Windstream Corp.	63,151
			12,843,807
		Utilities: 4.6%
50,700	@	AES Corp.	627,159
7,500		Ameren Corp.	209,700
15,100		American Electric Power Co., Inc.	540,278
33,500		CenterPoint Energy, Inc.	531,310
24,600		CMS Energy Corp.	473,796
10,300		Consolidated Edison, Inc.	514,794
15,800		Constellation Energy Group, Inc.	490,906
20,700		Dominion Resources, Inc.	944,541
5,891		DTE Energy Co.	277,348
43,000		Duke Energy Corp.	773,570
10,300		Edison International	382,336
10,100		Entergy Corp.	719,120
20,803		Exelon Corp.	868,733
13,235	L	FirstEnergy Corp.	506,904
7,600		Integrys Energy Group, Inc.	372,172
13,600		NextEra Energy, Inc.	754,392
127		Nicor, Inc.	6,698
11,200		NiSource, Inc.	214,592
13,600		Northeast Utilities	462,944
16,203	@	NRG Energy, Inc.	323,898
3,400		Oneok, Inc.	219,538
21,800		Pacific Gas & Electric Co.	1,004,108
20,900		Pepco Holdings, Inc.	391,457
10,600		Pinnacle West Capital Corp.	447,638
15,200		PPL Corp.	386,536
9,200		Progress Energy, Inc.	420,532
18,200		Public Service Enterprise Group, Inc.	595,140
4,035		SCANA Corp.	163,337
8,979		Sempra Energy	477,952
29,900		Southern Co.	1,139,489
5,600		TECO Energy, Inc.	101,416
4,248		Wisconsin Energy Corp.	251,482
29,000		Xcel Energy, Inc.	694,260
			16,288,076
		Total Common Stock
		(Cost $279,993,866)	343,228,656
REAL ESTATE INVESTMENT TRUSTS: 1.5%
		Financials: 1.5%
3,729		AvalonBay Communities, Inc.	451,321
1,658		Boston Properties, Inc.	159,035
12,500		Equity Residential	688,875
12,607		HCP, Inc.	479,066
3,500		Health Care Real Estate Investment Trust, Inc.	182,770
26,400		Host Hotels & Resorts, Inc.	485,760
22,400		Kimco Realty Corp.	434,112
1,412	L	Plum Creek Timber Co., Inc.	59,248
26,312		Prologis	427,833
6,150		Public Storage, Inc.	690,338
3,292		Simon Property Group, Inc.	362,252
9,300		Ventas, Inc.	515,406
1,348		Vornado Realty Trust	125,809
9,600		Weyerhaeuser Co.	234,336

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Fund	as of February 28, 2011 (Unaudited) (continued)

Shares				Value
		Financials (continued)
		Total Real Estate Investment Trusts
		(Cost $4,321,492)		$5,296,161
		Total Long-Term Investments
		(Cost $284,315,358)		348,524,817
SHORT-TERM INVESTMENTS: 2.0%
		Mutual Funds: 1.2%
4,304,000		Blackrock Liquidity Funds TempFund Portfolio - Class I		4,304,000
		Total Mutual Funds
		(Cost $4,304,000)		4,304,000
		Securities Lending Collateral(cc): 0.8%
2,425,158		BNY Mellon Overnight Government Fund (1)		2,425,158
294,136	R	BNY Institutional Cash Reserves Fund, Series B (1)(2)		235,309
		Total Securities Lending Collateral
		(Cost $2,719,294)		2,660,467
		Total Short-Term Investments
		(Cost $7,023,294)		6,964,467
		Total Investments in Securities
		(Cost $291,338,652) *	100.7%	$355,489,284
		Other Assets and Liabilities - Net	(0.7)	(2,487,754)
		Net Assets	100.0%	$353,001,530

	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

	S

All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.

	R	Restricted security
	L	Loaned security, a portion or all of the security is on loan at February 28, 2011.

	*	Cost for federal income tax purposes is $297,739,338.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$65,608,735
		Gross Unrealized Depreciation		(7,858,789)
		Net Unrealized Appreciation		$57,749,946

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Fund	as of February 28, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 28, 2011 in valuing the Fund’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	2/28/2011
Asset Table
Investments, at value
Common Stock*	$343,228,656	$—	$—	$343,228,656
Real Estate Investment Trusts	5,296,161	—	—	5,296,161
Short-Term Investments	6,729,158	—	235,309	6,964,467
Total Investments, at value	$355,253,975	$—	$235,309	$355,489,284
Other Financial Instruments+:
Futures	208,859	—	—	208,859
Total Assets	$355,462,834	$—	$235,309	$355,698,143

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund’s assets and liabilities during the period ended February 28, 2011:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	5/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	2/28/2011
Asset Table
Investments, at value
Short-Term Investments	$235,309	$—	$—	$—	$—	$—	$—	$—	$235,309
Total Investments, at value	$235,309	$—	$—	$—	$—	$—	$—	$—	$235,309

As of February 28, 2011, the net change in unrealized appreciation or depreciation on Level 3 investments still held at period end and included in the change in net assets was $0.

+ Other Financial Instruments are derivatives not reflected in the Summary Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps and written options are reported at their market value at measurement date.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. It is the policy of the Portfolio to recognize transfers at the end of the reporting period.

There were no significant transfers into and out of Level 1 and 2 during the period ending February 28, 2011.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Fund	as of February 28, 2011 (Unaudited) (continued)

ING Index Plus LargeCap Fund Open Futures Contracts on February 28, 2011:

	Number		Notional	Unrealized
Contract Description	of Contracts	Expiration Date	Value	Appreciation
Long Contracts
S&P 500 E-Mini	59	03/18/11	$3,911,995	$192,454
S&P 500 E-Mini	16	06/17/11	1,056,880	16,405
			$4,968,875	$208,859

PORTFOLIO OF INVESTMENTS
ING Index Plus MidCap Fund	as of February 28, 2011 (Unaudited)

Shares			Value
COMMON STOCK: 82.8%
		Consumer Discretionary: 12.9%
10,400		Aaron’s, Inc.	$244,816
12,351		Advance Auto Parts, Inc.	774,161
16,160	@	Aeropostale, Inc.	419,190
8,720		American Eagle Outfitters	133,852
3,000		American Greetings Corp.	64,950
10,200	@	AnnTaylor Stores Corp.	236,742
13,395	@	Ascena Retail Group, Inc.	418,460
3,153	@	Bally Technologies, Inc.	121,800
2,300		Bob Evans Farms, Inc.	72,082
16,924	@, S	BorgWarner, Inc.	1,313,472
5,716		Brinker International, Inc.	135,126
13,139	@	Career Education Corp.	316,781
11,400	@	Cheesecake Factory	331,056
10,574	S	Chico’s FAS, Inc.	145,287
4,703	@	Chipotle Mexican Grill, Inc.	1,152,235
3,300	@	Collective Brands, Inc.	75,240
6,900	@	Deckers Outdoor Corp.	608,718
4,500	@	Dick’s Sporting Goods, Inc.	167,130
19,784	@, S	Dollar Tree, Inc.	995,531
4,300	@	DreamWorks Animation SKG, Inc.	118,766
11,900	@, S, L	Eastman Kodak Co.	40,460
8,700		Foot Locker, Inc.	172,869
7,672	@	Fossil, Inc.	588,749
10,384		Gentex Corp.	314,428
3,439		Guess ?, Inc.	155,752
5,500	@	Hanesbrands, Inc.	142,505
2,900		Harte-Hanks, Inc.	36,801
2,200		International Speedway Corp.	60,984
1,538	@, L	ITT Educational Services, Inc.	116,657
9,889	@	J Crew Group, Inc.	426,414
5,504		John Wiley & Sons, Inc.	263,146
3,435	@	Lamar Advertising Co.	133,175
2,700	@	Life Time Fitness, Inc.	103,545
12,300	@	LKQ Corp.	292,248
2,200		Matthews International Corp. - Class A	81,730
4,900		Meredith Corp.	172,774
3,174	@, L	Mohawk Industries, Inc.	184,441
890	@	NVR, Inc.	647,795
73,400	@, S	Office Depot, Inc.	389,754
6,100	@	Panera Bread Co.	712,175
11,073		Petsmart, Inc.	452,554
4,447		Phillips-Van Heusen	266,864
7,100		Polaris Industries, Inc.	535,695
14,800		Regis Corp.	259,444
4,000		Rent-A-Center, Inc.	132,240
29,375	@, L	Saks, Inc.	359,844
1,800		Scholastic Corp.	56,520
34,182	S	Service Corp. International	372,584
13,773	S	Sotheby’s	677,907
800		Strayer Education, Inc.	109,952
1,618		Thor Industries, Inc.	53,782
2,900	@	Timberland Co.	107,126
8,200	@	Toll Brothers, Inc.	174,332
13,500		Tractor Supply Co.	702,945
8,681		Tupperware Corp.	465,736
8,600	@, L	Under Armour, Inc.	569,578
9,374	@	Warnaco Group, Inc.	550,348
90,995		Wendy’s/Arby’s Group, Inc. - Class A	433,136
15,318		Williams-Sonoma, Inc.	552,827
3,284	@	WMS Industries, Inc.	130,670
			19,845,881
		Consumer Staples: 3.1%
16,300		Alberto-Culver Co.	607,012
2,600	@	BJ’s Wholesale Club, Inc.	125,892
9,401		Church & Dwight Co., Inc.	709,211
14,200		Corn Products International, Inc.	693,244
11,733	@	Energizer Holdings, Inc.	784,116
4,500		Flowers Foods, Inc.	119,700
6,406	@	Green Mountain Coffee Roasters, Inc.	261,237
4,426	@	Hansen Natural Corp.	254,716
1,500		Lancaster Colony Corp.	86,580
8,646	@	Ralcorp Holdings, Inc.	560,693
2,600		Ruddick Corp.	95,420
13,218	@	Smithfield Foods, Inc.	305,997
1,800		Tootsie Roll Industries, Inc.	51,480
3,700		Universal Corp.	154,734
			4,810,032

PORTFOLIO OF INVESTMENTS
ING Index Plus MidCap Fund	as of February 28, 2011 (Unaudited) (continued)

Shares			Value
		Energy: 5.9%
19,824	S	Arch Coal, Inc.	$664,699
12,318	@	Atwood Oceanics, Inc.	560,715
3,136	@	Bill Barrett Corp.	121,928
9,728		Cimarex Energy Co.	1,129,713
15,300	@	Comstock Resources, Inc.	406,215
7,000	@	Dril-Quip, Inc.	536,900
12,661	@, L	Exterran Holdings, Inc.	287,405
7,977	@	Forest Oil Corp.	283,104
11,000		Frontier Oil Corp.	306,900
30,200	@, S	Helix Energy Solutions Group, Inc.	465,080
3,293	@	Oceaneering International, Inc.	275,394
4,000	@	Patriot Coal Corp.	94,400
8,600		Patterson-UTI Energy, Inc.	235,124
10,626	@	Plains Exploration & Production Co.	416,220
27,894	@	Pride International, Inc.	1,157,870
20,295	@	Quicksilver Resources, Inc.	314,370
5,400		SM Energy Co.	391,338
23,411	S	Southern Union Co.	667,682
4,449	@	Superior Energy Services	170,441
2,868		Tidewater, Inc.	178,418
6,145	@	Unit Corp.	365,628
			9,029,544
		Financials: 10.7%
3,693	@	Affiliated Managers Group, Inc.	394,228
2,400		American Financial Group, Inc.	83,112
47,000	S	Apollo Investment Corp.	581,390
20,300		Arthur J. Gallagher & Co.	637,420
5,800		Aspen Insurance Holdings Ltd.	171,390
10,300		Associated Banc-Corp.	149,041
10,200		Bank of Hawaii Corp.	481,032
6,100		Brown & Brown, Inc.	159,454
1,480		Cathay General Bancorp.	26,226
2,600		City National Corp.	153,166
10,598		Commerce Bancshares, Inc.	425,616
4,734		Cullen/Frost Bankers, Inc.	277,223
3,700		East-West Bancorp., Inc.	85,914
16,423		Eaton Vance Corp.	514,040
8,570		Everest Re Group Ltd.	759,731
34,900	S	Fidelity National Title Group, Inc.	483,365
14,500		First American Financial Corp.	228,520
31,100	L	First Niagara Financial Group, Inc.	450,328
6,700		FirstMerit Corp.	114,235
12,164	S	Fulton Financial Corp.	132,466
1,400		Greenhill & Co., Inc.	100,562
10,180		Hanover Insurance Group, Inc.	473,065
21,307		HCC Insurance Holdings, Inc.	663,500
4,200		International Bancshares Corp.	80,178
20,086	L	Jefferies Group, Inc.	483,269
8,220		Jones Lang LaSalle, Inc.	809,012
3,700		Mercury General Corp.	152,218
20,371	@	MSCI, Inc. - Class A	723,171
44,413	S	New York Community Bancorp., Inc.	828,747
7,676		NewAlliance Bancshares, Inc.	120,053
22,663	S	Old Republic International Corp.	283,288
2,400		PacWest Bancorp	49,704
12,800		Prosperity Bancshares, Inc.	522,496
4,882		Protective Life Corp.	138,795
6,487		Raymond James Financial, Inc.	248,582
5,842		Reinsurance Group of America, Inc.	352,798
26,833		SEI Investments Co.	617,427
2,173		Stancorp Financial Group, Inc.	99,958
10,300	@	SVB Financial Group	558,054
48,137	S	Synovus Financial Corp.	122,749
8,400		TCF Financial Corp.	136,332
12,045		Transatlantic Holdings, Inc.	613,452
10,600		Trustmark Corp.	248,570
4,757		Unitrin, Inc.	139,333
36,800		Valley National Bancorp.	501,584
4,500		Waddell & Reed Financial, Inc.	181,710
7,300		Washington Federal, Inc.	129,721
18,000		Webster Financial Corp.	417,240
1,600		Westamerica Bancorp.	82,528
4,700		WR Berkley Corp.	140,765
			16,326,758
		Health Care: 10.5%
11,500	@	Allscripts Healthcare Solutions, Inc.	245,525
10,404		Beckman Coulter, Inc.	864,885
2,560	@	Bio-Rad Laboratories, Inc.	292,250
3,500	@, L	Charles River Laboratories International, Inc.	127,540
17,572	@	Community Health Systems, Inc.	718,168
3,204	@	Covance, Inc.	180,802
10,646	@, S	Edwards Lifesciences Corp.	905,336
20,346	@	Endo Pharmaceuticals Holdings, Inc.	722,690
2,600	@	Gen-Probe, Inc.	163,488
26,632	@	Health Management Associates, Inc.	266,320

PORTFOLIO OF INVESTMENTS
ING Index Plus MidCap Fund	as of February 28, 2011 (Unaudited) (continued)

Shares			Value
		Health Care (continued)
5,177	@	Health Net, Inc.	$152,307
10,683	@	Henry Schein, Inc.	736,913
14,321		Hill-Rom Holdings, Inc.	545,200
19,008	@	Hologic, Inc.	383,581
7,594	@	Idexx Laboratories, Inc.	590,054
13,876	@	Immucor, Inc.	270,166
3,000	@	Kindred Healthcare, Inc.	74,760
3,621	@	Kinetic Concepts, Inc.	177,320
3,400	@	LifePoint Hospitals, Inc.	132,532
12,190		Lincare Holdings, Inc.	357,655
15,100	@	Masimo Corp.	455,114
3,621		Medicis Pharmaceutical Corp.	116,198
7,300	@	Mednax, Inc.	473,989
5,436	@	Mettler Toledo International, Inc.	931,567
18,311		Omnicare, Inc.	524,244
15,400		Owens & Minor, Inc.	480,480
12,589		Perrigo Co.	962,177
11,904		Pharmaceutical Product Development, Inc.	327,003
12,926	@, L	Resmed, Inc.	408,462
11,810		Steris Corp.	399,769
4,776		Techne Corp.	342,391
1,333		Teleflex, Inc.	77,834
17,053	@	Thoratec Corp.	475,438
3,842	@	United Therapeutics Corp.	259,066
4,793		Universal Health Services, Inc.	219,088
5,200	@	VCA Antech, Inc.	130,208
31,200	@, S	Vertex Pharmaceuticals, Inc.	1,456,104
2,480	@	WeLLCare Health Plans, Inc.	93,124
			16,039,748
		Industrials: 13.6%
4,700		Acuity Brands, Inc.	265,644
18,400	@	Aecom Technology Corp.	526,976
6,500	@	AGCO Corp.	356,070
8,043	@	Alaska Air Group, Inc.	478,156
5,900		Alexander & Baldwin, Inc.	247,446
963		Alliant Techsystems, Inc.	69,500
13,500		Ametek, Inc.	566,325
7,807	@	BE Aerospace, Inc.	263,252
11,300		Brink’s Co.	348,831
7,104		Bucyrus International, Inc.	646,890
3,550		Carlisle Cos., Inc.	152,686
4,100	@	Clean Harbors, Inc.	376,708
3,377		Con-way, Inc.	109,955
13,345	@	Copart, Inc.	560,623
4,700		Corporate Executive Board Co.	188,329
8,192	@	Corrections Corp. of America	203,489
3,072		Crane Co.	145,121
3,900		Deluxe Corp.	99,645
5,966		Donaldson Co., Inc.	335,886
8,976	@	FTI Consulting, Inc.	296,118
6,000		Gardner Denver, Inc.	438,840
8,800		GATX Corp.	305,272
3,500		Graco, Inc.	142,485
13,933		Harsco Corp.	476,091
8,200		Herman Miller, Inc.	220,908
4,280		HNI, Corp.	135,804
7,253		Hubbell, Inc.	489,650
16,300		IDEX Corp.	672,212
5,502		JB Hunt Transport Services, Inc.	228,938
27,500	@, S	JetBlue Airways Corp.	156,750
16,382	@	Kansas City Southern	882,007
11,254		KBR, Inc.	369,131
15,200		Kennametal, Inc.	584,592
5,700	@	Kirby Corp.	315,438
3,500	@	Korn/Ferry International	80,010
3,177		Landstar System, Inc.	141,281
7,800		Lennox International, Inc.	378,300
8,300		Lincoln Electric Holdings, Inc.	592,454
6,596		Manpower, Inc.	418,846
2,400		Mine Safety Appliances Co.	86,712
9,300		MSC Industrial Direct Co.	587,667
6,400		Nordson Corp.	697,024
17,100	@	Oshkosh Truck Corp.	609,957
7,047		Pentair, Inc.	261,303
6,168		Regal-Beloit Corp.	449,956
5,176		Rollins, Inc.	101,553
4,193	@	Shaw Group, Inc.	166,546
8,965		SPX Corp.	715,048
6,603	@	Terex Corp.	222,851
10,701	@	Thomas & Betts Corp.	592,728
14,266		Timken Co.	695,040
7,500		Towers Watson & Co.	441,000
13,900		Trinity Industries, Inc.	432,985
6,200	@	United Rentals, Inc.	192,076
8,871	@	URS Corp.	412,768

PORTFOLIO OF INVESTMENTS
ING Index Plus MidCap Fund	as of February 28, 2011 (Unaudited) (continued)

Shares			Value
		Industrials (continued)
1,100		Valmont Industries, Inc.	$112,288
2,599		Wabtec Corp.	147,519
12,400		Waste Connections, Inc.	359,476
1,500		Watsco, Inc.	96,870
3,622		Woodward Governor Co.	119,128
			20,767,154
		Information Technology: 14.3%
2,600	@	ACI Worldwide, Inc.	81,406
9,000	@	Acxiom Corp.	154,260
3,962		Adtran, Inc.	180,192
2,500	@	Advent Software, Inc.	72,500
4,069	@, L	Alliance Data Systems Corp.	320,393
6,347	@	Ansys, Inc.	357,463
5,900	@	AOL, Inc.	123,133
19,860	@, S	Arrow Electronics, Inc.	778,512
54,123	@, S	Atmel Corp.	794,526
11,971	@	Avnet, Inc.	409,528
25,075		Broadridge Financial Solutions ADR	574,719
44,768	@, S	Cadence Design Systems, Inc.	445,442
6,220	@, L	Ciena Corp.	171,485
1,500	@	Concur Technologies, Inc.	78,045
7,332	@	Convergys Corp.	103,161
6,200		CoreLogic, Inc.	115,630
13,683	@, L	Cree, Inc.	720,684
13,535		Diebold, Inc.	475,891
10,113	@	Digital River, Inc.	339,595
3,643		DST Systems, Inc.	185,793
3,481	@	Equinix, Inc.	300,898
7,700		Factset Research Systems, Inc.	807,576
3,000		Fair Isaac Corp.	83,850
18,000	@	Fairchild Semiconductor International, Inc.	316,980
7,400	@	Gartner, Inc.	279,128
5,030		Global Payments, Inc.	241,390
5,432	@	Informatica Corp.	255,358
8,962	@	Ingram Micro, Inc.	178,613
16,400	@	Integrated Device Technology, Inc.	127,100
4,200	@	International Rectifier Corp.	134,988
7,900		Intersil Corp.	101,041
8,900	@	Itron, Inc.	504,719
4,900		Jack Henry & Associates, Inc.	156,359
15,400	@	Lam Research Corp.	845,460
18,450		Lender Processing Services, Inc.	628,592
16,300	@, S	Mentor Graphics Corp.	259,170
14,630	@	Micros Systems, Inc.	696,973
18,400		National Instruments Corp.	572,792
9,100	@	NCR Corp.	173,810
17,275	@	NeuStar, Inc.	436,194
24,500	@	Parametric Technology Corp.	580,650
4,844		Plantronics, Inc.	169,007
5,439	@	Polycom, Inc.	259,984
8,000	@	QLogic Corp.	144,480
16,443	@	Quest Software, Inc.	440,508
11,100	@	Rackspace Hosting, Inc.	409,701
28,124	@, S	RF Micro Devices, Inc.	210,930
23,400	@	Riverbed Technolgoy, Inc.	966,186
14,024	@, S	Rovi Corp.	777,210
15,800	@	Semtech Corp.	374,144
10,600	@	Silicon Laboratories, Inc.	481,240
26,900	@	Skyworks Solutions, Inc.	966,786
3,400		Solera Holdings, Inc.	173,672
3,200	@	SRA International, Inc.	87,136
21,000	@	Synopsys, Inc.	582,120
2,679	@	Tech Data Corp.	132,825
20,300	@	TIBCO Software, Inc.	499,786
9,039	@	Trimble Navigation Ltd.	444,267
4,200	@	Valueclick, Inc.	62,706
18,657	@	Vishay Intertechnology, Inc.	325,565
7,600	@	Zebra Technologies Corp.	283,632
			21,955,884
		Materials: 6.0%
14,300		Albemarle Corp.	823,108
7,400		Aptargroup, Inc.	356,458
5,352		Ashland, Inc.	301,318
13,200		Cabot Corp.	571,032
2,600		Carpenter Technology Corp.	108,108
30,200		Commercial Metals Co.	503,434
1,700		Compass Minerals International, Inc.	158,899
9,385		Cytec Industries, Inc.	533,350
1,700		Greif, Inc. - Class A	109,922
2,300	@	Intrepid Potash, Inc.	88,780
16,800	@	Louisiana-Pacific Corp.	173,376
10,000	S	Lubrizol Corp.	1,088,700
3,556		Martin Marietta Materials, Inc.	315,986
1,400		Minerals Technologies, Inc.	90,832
2,300		NewMarket Corp.	294,653

PORTFOLIO OF INVESTMENTS
ING Index Plus MidCap Fund	as of February 28, 2011 (Unaudited) (continued)

Shares			Value
		Materials (continued)
13,200		Olin Corp.	$245,652
3,065		Packaging Corp. of America	88,241
5,834		Reliance Steel & Aluminum Co.	322,795
6,800	L	Rock-Tenn Co.	466,820
6,906		RPM International, Inc.	158,631
6,600		Scotts Miracle-Gro Co.	370,722
5,200		Sensient Technologies Corp.	173,576
8,600		Silgan Holdings, Inc.	313,728
15,914		Sonoco Products Co.	574,177
13,389		Steel Dynamics, Inc.	247,161
20,856		Temple-Inland, Inc.	487,822
5,618		Valspar Corp.	213,596
3,900		Worthington Industries	75,504
			9,256,381
		Telecommunication Services: 0.4%
13,000		Telephone & Data Systems, Inc.	437,450
13,040	@	TW Telecom, Inc.	242,544
			679,994
		Utilities: 5.4%
3,675		AGL Resources, Inc.	139,687
12,000		Alliant Energy Corp.	472,560
9,200		Aqua America, Inc.	207,184
5,100		Atmos Energy Corp.	172,482
11,199		Black Hills Corp.	345,153
11,500		Cleco Corp.	372,025
22,876		DPL, Inc.	595,234
11,900		Energen Corp.	727,090
21,700		Great Plains Energy, Inc.	416,640
20,830		Hawaiian Electric Industries	503,045
7,564		Idacorp, Inc.	285,465
18,000		MDU Resources Group, Inc.	386,460
8,166		National Fuel Gas Co.	595,301
14,000		NSTAR	632,100
12,504		NV Energy, Inc.	183,684
12,438		OGE Energy Corp.	598,268
9,100		Questar Corp.	162,617
12,312		UGI Corp.	392,630
17,200		Vectren Corp.	452,704
5,900		Westar Energy, Inc.	153,400
11,896		WGL Holdings, Inc.	452,048
			8,245,777
		Total Common Stock
		(Cost $97,817,224)	126,957,153
REAL ESTATE INVESTMENT TRUSTS: 7.5%
		Financials: 7.5%
8,414		Alexandria Real Estate Equities, Inc.	674,803
20,345		AMB Property Corp.	740,151
10,024		BRE Properties, Inc.	476,240
4,633		Camden Property Trust	274,135
2,600		Corporate Office Properties Trust SBI MD	93,262
7,900		Cousins Properties, Inc.	66,992
18,108	S	Duke Realty Corp.	254,780
3,500		Equity One, Inc.	66,990
4,695		Essex Property Trust, Inc.	581,147
10,100		Federal Realty Investment Trust	850,218
9,203		Highwoods Properties, Inc.	312,258
19,500		Hospitality Properties Trust	448,500
16,324		Liberty Property Trust	551,261
10,218		Macerich Co.	517,440
12,935		Mack-Cali Realty Corp.	439,014
7,800		Nationwide Health Properties, Inc.	333,372
10,300		Omega Healthcare Investors, Inc.	246,891
11,300		Potlatch Corp.	433,920
5,824		Rayonier, Inc.	357,186
20,100		Realty Income Corp.	722,997
13,430		Regency Centers Corp.	607,708
16,460		Senior Housing Properties Trust	403,928
10,300		SL Green Realty Corp.	780,019
4,100		Taubman Centers, Inc.	227,468
21,600		UDR, Inc.	525,312
18,856		Weingarten Realty Investors	487,805
		Total Real Estate Investment Trusts
		(Cost $7,640,112)	11,473,797
		Total Long-Term Investments
		(Cost $105,457,336)	138,430,950
SHORT-TERM INVESTMENTS: 3.1%
		Mutual Funds: 0.1%
213,000		Blackrock Liquidity Funds TempFund Portfolio - Class I	213,000
		Total Mutual Funds
		(Cost $213,000)	213,000

PORTFOLIO OF INVESTMENTS
ING Index Plus MidCap Fund	as of February 28, 2011 (Unaudited) (continued)

Shares					Value
			Securities Lending Collateral(cc): 3.0%
3,970,078			BNY Mellon Overnight Government Fund (1)		$3,970,078
750,670	R		BNY Institutional Cash Reserves Fund, Series B (1)(2)		600,536
			Total Securities Lending Collateral
			(Cost $4,720,748)		4,570,614
			Total Short-Term Investments
			(Cost $4,933,748)		4,783,614
			Total Investments in Securities
			(Cost $110,391,084) *	93.4%	$143,214,564
			Other Assets and Liabilities – Net	6.6	10,091,505
			Net Assets	100.0%	$153,306,069

		@	Non-income producing security
		ADR	American Depositary Receipt
		cc	Securities purchased with cash collateral for securities loaned.
		(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
		(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

		S

All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.

		R	Restricted security
		L	Loaned security, a portion or all of the security is on loan at February 28, 2011.

		*	Cost for federal income tax purposes is $111,746,272.
			Net unrealized appreciation consists of:
			Gross Unrealized Appreciation		$33,491,591
			Gross Unrealized Depreciation		(2,023,299)
			Net Unrealized Appreciation		$31,468,292

PORTFOLIO OF INVESTMENTS
ING Index Plus MidCap Fund	as of February 28, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 28, 2011 in valuing the Fund’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	2/28/2011
Asset Table
Investments, at value
Common Stock*	$126,957,153	$—	$—	$126,957,153
Real Estate Investment Trusts	11,473,797	—	—	11,473,797
Short-Term Investments	4,183,078	—	600,536	4,783,614
Total Investments, at value	$142,614,028	$—	$600,536	$143,214,564
Other Financial Instruments+:
Futures	51,187	—	—	51,187
Total Assets	$142,665,215	$—	$600,536	$143,265,751

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund’s assets and liabilities during the period ended February 28, 2011:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	5/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	2/28/2011
Asset Table
Investments, at value
Short-Term Investments	$600,536	$—	$—	$—	$—	$—	$—	$—	$600,536
Total Investments, at value	$600,536	$—	$—	$—	$—	$—	$—	$—	$600,536

As of February 28, 2011, the net change in unrealized appreciation or depreciation on Level 3 investments still held at period end and included in the change in net assets was $0.

+ Other Financial Instruments are derivatives not reflected in the Summary Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps and written options are reported at their market value at measurement date.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. It is the policy of the Portfolio to recognize transfers at the end of the reporting period.

There were no significant transfers into and out of Level 1 and 2 during the period ending February 28, 2011.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING Index Plus MidCap Fund	as of February 28, 2011 (Unaudited) (continued)

ING Index Plus MidCap Fund Open Futures Contracts on February 28, 2011:

	Number		Notional	Unrealized
Contract Description	of Contracts	Expiration Date	Value	Appreciation
Long Contracts
S&P Mid 400 E-Mini	27	03/18/11	$2,607,930	$51,187
			$2,607,930	$51,187

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Fund	as of February 28, 2011 (Unaudited)

Shares			Value
COMMON STOCK: 90.0%
		Consumer Discretionary: 14.1%
1,300	@	American Public Education, Inc.	$55,146
3,316		Arbitron, Inc.	132,010
800	@	Arctic Cat, Inc.	10,168
1,200	@	Audiovox Corp.	9,936
4,222		Big 5 Sporting Goods Corp.	58,855
137	@	Biglari Holdings, Inc.	58,603
6,150	@	BJ’s Restaurants, Inc.	221,093
1,700	@	Blue Nile, Inc.	97,206
200		Blyth, Inc.	6,874
8,300		Brown Shoe Co., Inc.	128,650
10,734		Brunswick Corp.	247,204
1,586	L	Buckle, Inc.	61,997
3,650	@	Buffalo Wild Wings, Inc.	193,414
5,338	@	Cabela’s, Inc.	144,820
5,982	@	California Pizza Kitchen, Inc.	100,737
10,550	S	Callaway Golf Co.	81,657
3,708	@, L	Capella Education Co.	213,840
5,495	@	Carter’s, Inc.	157,487
3,002		Cato Corp.	72,799
2,100	@	CEC Entertainment, Inc.	81,249
5,435	@	Childrens Place Retail Stores, Inc.	248,380
2,250		Christopher & Banks Corp.	13,748
5,969	@, L	Coinstar, Inc.	254,757
3,800	@, S, L	Coldwater Creek, Inc.	11,248
7,200	@, L	Corinthian Colleges, Inc.	37,728
1,675		Cracker Barrel Old Country Store	83,482
8,496	@	CROCS, Inc.	149,954
1,260	@, L	DineEquity, Inc.	72,085
3,700	@	Drew Industries, Inc.	85,581
6,050		Ethan Allen Interiors, Inc.	133,403
2,000	@	EW Scripps Co.	19,140
9,932		Finish Line	173,413
10,497		Fred’s, Inc.	144,649
4,939	@	Genesco, Inc.	195,189
2,720		Group 1 Automotive, Inc.	114,920
1,200	@	Haverty Furniture Cos., Inc.	15,960
5,083	@	Helen of Troy Ltd.	141,968
1,327	@	Hibbett Sporting Goods, Inc.	41,681
8,076		Hillenbrand, Inc.	175,653
7,776	@	HSN, Inc.	252,564
7,355	@	Iconix Brand Group, Inc.	162,546
7,550	@	Interval Leisure Group, Inc.	127,671
3,500	@	Jack in the Box, Inc.	77,000
4,786	@	Jakks Pacific, Inc.	89,211
2,738	@	Jo-Ann Stores, Inc.	166,197
5,081	@	JoS. A Bank Clothiers, Inc.	234,285
1,400	@	Kid Brands, Inc.	13,104
1,000	@	Kirkland’s, Inc.	15,280
1,779	@	K-Swiss, Inc.	17,808
6,076	@	La-Z-Boy, Inc.	61,003
1,400		Lithia Motors, Inc.	21,196
24,835	@	Live Nation, Inc.	263,996
10,877	@, S	Liz Claiborne, Inc.	55,908
3,600	@, L	Lumber Liquidators	83,808
1,200	@	M/I Homes, Inc.	16,020
3,500	@	Maidenform Brands, Inc.	94,990
3,900		Marcus Corp.	50,778
1,400	@	MarineMax, Inc.	12,642
5,565		Men’s Wearhouse, Inc.	148,586
3,660	@	Meritage Homes Corp.	94,465
1,400	@	Midas, Inc.	10,822
900	@	Monarch Casino & Resort, Inc.	9,405
4,621		Monro Muffler, Inc.	151,014
1,100	@	Movado Group, Inc.	15,477
1,800	@	Multimedia Games, Inc.	9,900
1,864	L	Nutri/System, Inc.	24,661
1,200	@	O’Charleys, Inc.	7,620
8,038	@	OfficeMax, Inc.	110,442
1,750		Oxford Industries, Inc.	42,210
5,230	@	Papa John’s International, Inc.	152,611
1,400	@, L	Peet’s Coffee & Tea, Inc.	59,864
4,339		PEP Boys-Manny Moe & Jack	54,368
600	@	Perry Ellis International, Inc.	17,424
7,750		PetMed Express, Inc.	115,398
3,073		PF Chang’s China Bistro, Inc.	142,710
12,696	@	Pinnacle Entertainment, Inc.	166,698
4,682		Pool Corp.	116,863
1,198	@, L	Pre-Paid Legal Services, Inc.	78,996

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Fund	as of February 28, 2011 (Unaudited) (continued)

Shares			Value
		Consumer Discretionary (continued)
25,947	@, S	Quiksilver, Inc.	$111,832
4,003	@	RC2 Corp.	86,905
750	@	Red Robin Gourmet Burgers, Inc.	17,895
10,235	@	Ruby Tuesday, Inc.	136,740
1,950	@	Ruth’s Chris Steak House	9,770
11,510	@	Shuffle Master, Inc.	108,309
8,601	@	Skechers USA, Inc.	178,729
500		Skyline Corp.	10,045
3,800		Sonic Automotive, Inc.	54,644
4,850	@	Sonic Corp.	43,068
2,100		Spartan Motors, Inc.	13,335
7,810		Stage Stores, Inc.	136,206
1,250		Standard Motor Products, Inc.	14,538
13,884	@, S	Standard-Pacific Corp.	55,536
1,700	@	Stein Mart, Inc.	13,923
3,760	@	Steven Madden Ltd.	162,206
1,257	L	Sturm Ruger & Co., Inc.	22,701
2,673		Superior Industries International	53,139
4,733	@	Texas Roadhouse, Inc.	80,366
5,026	@	True Religion Apparel, Inc.	119,468
2,300	@	Tuesday Morning Corp.	10,741
3,517	@	Universal Electronics, Inc.	95,838
2,500	@	Universal Technical Institute, Inc.	46,000
1,600	@	Vitamin Shoppe, Inc.	55,664
1,600	@	Volcom, Inc.	28,640
6,450	@, S, L	Winnebago Industries	93,267
6,430		Wolverine World Wide, Inc.	236,367
11,250	@, S	Zale Corp.	46,350
6,050	@	Zumiez, Inc.	157,724
			9,792,171
		Consumer Staples: 3.3%
16,200	@, S	Alliance One International, Inc.	58,806
1,755		Andersons, Inc.	84,310
1,778	@	Boston Beer Co., Inc.	165,034
2,500	L	Calavo Growers, Inc.	58,050
1,687	L	Cal-Maine Foods, Inc.	48,704
6,044		Casey’s General Stores, Inc.	248,227
4,523	@	Central Garden & Pet Co.	41,657
16,080	@	Darling International, Inc.	223,351
1,977		Diamond Foods, Inc.	100,728
8,012	@	Hain Celestial Group, Inc.	238,918
1,339		J&J Snack Foods Corp.	58,876
850	@, L	Medifast, Inc.	19,669
3,276		Nash Finch Co.	132,252
1,735	L	Sanderson Farms, Inc.	71,742
600	@	Seneca Foods Corp.	16,878
5,956		Snyders-Lance, Inc.	108,518
1,500		Spartan Stores, Inc.	22,605
6,350	@	TreeHouse Foods, Inc.	331,280
3,788	@	United Natural Foods, Inc.	160,801
2,000		WD-40 Co.	81,320
			2,271,726
		Energy: 5.8%
2,750	@	Basic Energy Services, Inc.	52,745
5,661	@	Bristow Group, Inc.	271,275
2,124		CARBO Ceramics, Inc.	263,312
1,950	@	Contango Oil & Gas Co.	119,496
900		Gulf Island Fabrication, Inc.	27,873
4,200	@	Gulfport Energy Corp.	124,278
6,980		Holly Corp.	398,837
5,750	@, L	Hornbeck Offshore Services, Inc.	163,358
27,585	@, S	ION Geophysical Corp.	353,640
4,914		Lufkin Industries, Inc.	384,029
1,700	@	Matrix Service Co.	23,732
5,678	@	Oil States International, Inc.	413,302
12,698		Penn Virginia Corp.	206,596
4,222	@	Petroleum Development Corp.	198,138
4,350	@, S	Petroquest Energy, Inc.	37,497
6,919	@, S	Pioneer Drilling Co.	78,323
2,494	@	SEACOR Holdings, Inc.	236,356
3,094	@	Stone Energy Corp.	93,686
4,558	@	Swift Energy Co.	195,766
6,950	@	Tetra Technologies, Inc.	95,980
7,473		World Fuel Services Corp.	309,681
			4,047,900
		Financials: 11.0%
2,219	@	Amerisafe, Inc.	44,291
2,900	S	Bank Mutual Corp.	13,398
1,875		Bank of the Ozarks, Inc.	80,719
19,050	S	Boston Private Financial Holdings, Inc.	135,065
5,063		Brookline Bancorp., Inc.	52,605
5,615		Cash America International, Inc.	239,817
1,800	L	City Holding Co.	61,650
4,743		Columbia Banking System, Inc.	94,101
4,340		Community Bank System, Inc.	109,194

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Fund	as of February 28, 2011 (Unaudited) (continued)

Shares			Value
		Financials (continued)
6,170		Delphi Financial Group	$191,023
3,100		Dime Community Bancshares	48,112
4,000		Employers Holdings, Inc.	80,480
9,472	@	Ezcorp, Inc.	271,657
1,800	@, S	First BanCorp	8,352
2,089	@	First Cash Financial Services, Inc.	68,394
9,500	S	First Commonwealth Financial Corp.	62,225
6,920		First Financial Bancorp.	117,156
3,850	L	First Financial Bankshares, Inc.	193,270
16,996		First Midwest Bancorp., Inc.	205,142
3,379	@	Forestar Real Estate Group, Inc.	65,080
13,700		Glacier Bancorp., Inc.	214,131
3,500	L	Hancock Holding Co.	121,345
9,600	@	Hanmi Financial Corp.	12,000
4,350		Home Bancshares, Inc.	98,006
5,842		Horace Mann Educators Corp.	99,022
2,431		Independent Bank Corp.	66,099
1,531		Infinity Property & Casualty Corp.	92,947
3,900	@	Interactive Brokers Group, Inc.	60,255
3,800	@	Investment Technology Group, Inc.	72,770
2,500	@	LaBranche & Co., Inc.	10,500
2,400	@	Nara Bancorp., Inc.	25,152
11,730	@, S	National Financial Partners Corp.	165,862
11,700		National Penn Bancshares, Inc.	92,898
843	@	Navigators Group, Inc.	44,224
4,926		NBT Bancorp., Inc.	109,604
9,000		Old National Bancorp.	100,800
12,930	@	OptionsXpress Holdings, Inc.	209,595
8,850	@	Pinnacle Financial Partners, Inc.	141,158
1,588	@	Piper Jaffray Cos.	65,346
3,325	@	Portfolio Recovery Associates, Inc.	277,139
1,400		Presidential Life Corp.	14,028
5,377		PrivateBancorp, Inc.	76,999
5,419	@	ProAssurance Corp.	343,185
4,850		Provident Financial Services, Inc.	71,829
1,900		RLI Corp.	109,079
3,000		S&T Bancorp, Inc.	66,900
2,420		Safety Insurance Group, Inc.	116,450
4,950		Selective Insurance Group	89,991
6,548	@, S	Signature Bank	339,776
2,159		Simmons First National Corp.	62,136
1,648		Sterling Bancorp.	16,546
10,200	S	Sterling Bancshares, Inc.	92,310
1,200		Stewart Information Services Corp.	13,380
4,415	@	Stifel Financial Corp.	316,732
26,567		Susquehanna Bancshares, Inc.	253,981
4,886	S	SWS Group, Inc.	26,336
1,700	@	Texas Capital Bancshares, Inc.	42,908
950		Tompkins Financial Corp.	38,950
5,567		Tower Group, Inc.	151,311
2,600	@	TradeStation Group, Inc.	17,498
10,750	S	Trustco Bank Corp.	64,823
3,836		UMB Financial Corp.	152,980
15,964		Umpqua Holdings Corp.	182,628
6,468	L	United Bankshares, Inc.	185,244
30,900	@	United Community Banks, Inc.	42,333
2,500		United Fire & Casualty Co.	51,725
9,007		Whitney Holding Corp.	127,719
7,700		Wilmington Trust Corp.	34,573
1,500		Wilshire Bancorp., Inc.	9,915
5,884		Wintrust Financial Corp.	197,585
1,655	@, L	World Acceptance, Corp.	98,986
			7,629,420
		Health Care: 12.3%
3,250	@	Abaxism, Inc.	86,190
7,900	@, S	Affymetrix, Inc.	38,789
1,200	@	Air Methods Corp.	69,648
9,862	@	Align Technology, Inc.	205,623
2,452	@, L	Amedisys, Inc.	88,076
14,015	@	American Medical Systems Holdings, Inc.	307,069
6,548	@	AMERIGROUP Corp.	375,528
2,500	@	AMN Healthcare Services, Inc.	18,675
1,934	@, S	Amsurg Corp.	45,700
700		Analogic Corp.	37,940
8,100	@	Arqule, Inc.	51,597
6,000	@	Bio-Reference Labs, Inc.	125,520
2,000	@	Cambrex Corp.	10,960
2,600		Cantel Medical Corp.	56,810
7,503	@	Catalyst Health Solutions, Inc.	339,211
8,646	@	Centene Corp.	263,444
2,000		Chemed Corp.	130,880
900		Computer Programs & Systems, Inc.	48,609
5,150	@	Conmed Corp.	136,372
7,346	S	Cooper Cos., Inc.	454,130
400	@	Corvel Corp.	19,800

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Fund	as of February 28, 2011 (Unaudited) (continued)

Shares			Value
		Health Care (continued)
2,000	@	Cross Country Healthcare, Inc.	$16,640
1,900	@	CryoLife, Inc.	10,260
9,067	@	Cubist Pharmaceuticals, Inc.	198,839
2,150	@	Cyberonics	71,015
1,536	@, S	Dionex Corp.	180,972
1,900	@	Emergent Biosolutions, Inc.	39,976
2,200		Ensign Group, Inc.	66,902
2,200	@	Enzo Biochem, Inc.	9,482
2,802	@	eResearch Technology, Inc.	17,793
1,600	@	Genoptix, Inc.	39,984
7,633	@	Gentiva Health Services, Inc.	215,480
2,100	@	Greatbatch, Inc.	52,248
4,380	@	Haemonetics Corp.	270,027
3,200	@	Hanger Orthopedic Group, Inc.	86,080
8,231	@	Healthspring, Inc.	309,815
3,800	@	Healthways, Inc.	53,086
1,800	@	Hi-Tech Pharmacal Co., Inc.	41,562
4,650	@	HMS Holdings Corp.	351,354
2,200	@	ICU Medical, Inc.	92,378
2,100	@	Integra LifeSciences Holdings Corp.	105,315
6,909	S	Invacare Corp.	204,299
2,500	@	IPC The Hospitalist Co., Inc.	102,000
900	@	Kendle International, Inc.	10,710
550	@	Kensey Nash Corp.	14,443
1,100		Landauer, Inc.	69,190
5,800	@	LCA-Vision, Inc.	41,006
4,797	@	LHC Group, Inc.	143,238
3,225	@	Magellan Health Services, Inc.	154,736
1,300	@	Medcath Corp.	18,486
4,087		Meridian Bioscience, Inc.	88,157
7,826	@	Merit Medical Systems, Inc.	133,668
1,863	@	Molina Healthcare, Inc.	65,261
2,145	@	MWI Veterinary Supply, Inc.	148,477
3,996	@	Natus Medical, Inc.	63,377
2,085	@	Neogen Corp.	77,958
2,603	@	Omnicell, Inc.	34,984
1,200	@	Palomar Medical Technologies, Inc.	19,176
7,716	@	Par Pharmaceutical Cos., Inc.	238,270
11,506	@	Parexel International Corp.	270,046
2,850	@	PharMerica Corp.	33,488
5,151	@	PSS World Medical, Inc.	134,029
3,685		Quality Systems, Inc.	294,432
6,497	@	Regeneron Pharmaceuticals, Inc.	235,646
1,191	@	RehabCare Group, Inc.	44,246
6,292	@, S	Salix Pharmaceuticals Ltd.	209,775
20,142	@, L	Savient Pharmaceuticals, Inc.	194,169
1,100	@	SurModics, Inc.	14,344
2,360	@	Symmetry Medical, Inc.	21,334
7,910	@	Viropharma, Inc.	141,826
2,487		West Pharmaceutical Services, Inc.	102,241
1,601	@	Zoll Medical Corp.	74,094
			8,536,885
		Industrials: 15.6%
800		AAON, Inc.	24,560
4,533	@	AAR Corp.	123,706
9,170		ABM Industries, Inc.	244,197
12,895	S	Actuant Corp.	364,929
1,941		Administaff, Inc.	58,094
1,513	@	Aerovironment, Inc.	43,892
5,250		Albany International Corp.	127,890
934	@, L	Allegiant Travel Co.	38,546
1,287		American Science & Engineering, Inc.	120,978
7,000		AO Smith Corp.	282,800
3,541		Apogee Enterprises, Inc.	48,405
7,517		Applied Industrial Technologies, Inc.	240,845
2,471		Arkansas Best Corp.	58,612
1,627	@	Astec Industries, Inc.	55,855
2,400		AZZ, Inc.	102,384
2,600		Badger Meter, Inc.	102,206
3,040		Barnes Group, Inc.	64,691
4,107		Belden CDT, Inc.	150,439
8,999		Brady Corp.	321,624
11,349		Briggs & Stratton Corp.	228,455
1,100		Cascade Corp.	53,746
800		CDI Corp.	11,904
1,996	@	Ceradyne, Inc.	76,307
1,900		CIRCOR International, Inc.	75,335
4,983		Clarcor, Inc.	205,001
3,500		Comfort Systems USA, Inc.	46,445
631	@	Consolidated Graphics, Inc.	34,415
3,662		Cubic Corp.	184,235
4,362	S	Curtiss-Wright Corp.	160,958
4,350	@	Dolan Media Co.	54,375
2,286	@	Dycom Industries, Inc.	39,456
5,441	@	EMCOR Group, Inc.	173,350

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Fund	as of February 28, 2011 (Unaudited) (continued)

Shares			Value
		Industrials (continued)
2,700		Encore Wire Corp.	$63,342
4,500	@	EnPro Industries, Inc.	178,560
2,200		ESCO Technologies, Inc.	84,238
5,661	@, S	Esterline Technologies Corp.	405,158
2,489	@	Exponent, Inc.	97,942
10,600	S	Federal Signal Corp.	68,582
5,959		Forward Air Corp.	176,565
2,300		G&K Services, Inc.	74,566
10,400	@	Gencorp, Inc.	53,976
11,155	@	Geo Group, Inc.	283,672
3,400	@	Gibraltar Industries, Inc.	36,822
4,339	@	Griffon Corp.	52,328
5,888		Healthcare Services Group	104,630
12,266		Heartland Express, Inc.	203,493
3,950		Heidrick & Struggles International, Inc.	107,559
2,629	@	HUB Group, Inc.	91,910
1,987	@	II-VI, Inc.	101,715
7,350	@	Insituform Technologies, Inc.	189,924
8,015		Interface, Inc.	133,610
5,529	S	John Bean Technologies Corp.	104,885
2,596		Kaman Corp.	82,735
6,416		Kaydon Corp.	251,764
4,800	@	Kelly Services, Inc.	100,896
9,759		Knight Transportation, Inc.	181,615
400		Lawson Products	9,628
1,187	L	Lindsay Manufacturing Co.	83,814
1,100	@	Lydall, Inc.	9,834
2,050	@	Mobile Mini, Inc.	46,617
7,767	@	Moog, Inc.	352,699
4,162		Mueller Industries, Inc.	141,425
472		National Presto Industries, Inc.	59,727
4,828	@	Old Dominion Freight Line	148,606
2,300	@	On Assignment, Inc.	24,150
4,445	@	Orbital Sciences Corp.	79,077
2,700	@	Orion Marine Group, Inc.	33,345
1,700	@	Powell Industries, Inc.	63,563
5,069		Quanex Building Products Corp.	95,753
3,180		Robbins & Myers, Inc.	135,563
2,483	@	School Specialty, Inc.	38,114
9,012	@, S	SFN Group, Inc.	124,636
7,833		Simpson Manufacturing Co., Inc.	226,609
4,674		Skywest, Inc.	77,121
2,800		Standex International Corp.	95,956
3,671	@, S	SYKES Enterprises, Inc.	68,281
5,440	@	Teledyne Technologies, Inc.	284,893
9,615	@	Tetra Tech, Inc.	225,953
5,633		Toro Co.	351,499
2,094		Tredegar Corp.	40,875
1,863		Triumph Group, Inc.	161,317
11,055	@	TrueBlue, Inc.	178,538
1,388		Unifirst Corp.	78,283
3,668	@	United Stationers, Inc.	247,297
1,758		Universal Forest Products, Inc.	59,948
2,850		Viad Corp.	65,322
1,250		Vicor Corp.	19,038
1,300		Watts Water Technologies, Inc.	50,843
			10,827,446
		Information Technology: 19.2%
8,375	@	Advanced Energy Industries, Inc.	135,005
8,000	@, S	Agilysys, Inc.	40,160
2,967	@	Anixter International, Inc.	212,497
12,058	@	Arris Group, Inc.	159,166
3,700	@	ATMI, Inc.	67,488
3,700	@	Avid Technology, Inc.	81,622
700		Bel Fuse, Inc.	15,330
5,190	@	Benchmark Electronics, Inc.	97,883
4,753		Black Box Corp.	181,517
4,700		Blackbaud, Inc.	125,067
3,656	@	Blue Coat Systems, Inc.	102,880
3,900	@	Bottomline Technologies, Inc.	86,229
5,571	@	Brightpoint, Inc.	70,195
10,927	@	Brooks Automation, Inc.	137,134
4,794	@	Cabot Microelectronics Corp.	234,043
4,816	@	CACI International, Inc.	285,685
2,950	@	Ceva, Inc.	67,260
8,657	@	Checkpoint Systems, Inc.	188,549
4,500	@	Ciber, Inc.	21,015
7,761		Cognex Corp.	216,610
1,450		Cohu, Inc.	21,344
3,784	@	Commvault Systems, Inc.	138,230
2,700	@	comScore, Inc.	74,331
5,953		Comtech Telecommunications	161,029
4,869	@	CSG Systems International	95,189
4,060		CTS Corp.	48,152
5,150	@	Cymer, Inc.	260,590

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Fund	as of February 28, 2011 (Unaudited) (continued)

Shares			Value
		Information Technology (continued)
6,348		Daktronics, Inc.	$72,685
6,086	@	DealerTrack Holdings, Inc.	122,815
3,800	@	DG FastChannel, Inc.	125,818
1,600	@	Digi International, Inc.	17,712
2,900	@	Diodes, Inc.	83,984
5,500	@	DSP Group, Inc.	43,395
1,905	@	DTS, Inc.	86,392
7,500	@, L	Ebix, Inc.	197,550
2,850	@	Electro Scientific Industries, Inc.	43,434
1,000	@	EMS Technologies, Inc.	19,440
7,700	@	Epicor Software Corp.	79,310
5,200		EPIQ Systems, Inc.	71,812
2,850	@, S	Exar Corp.	18,440
2,400	@	Faro Technologies, Inc.	85,560
5,000	@	FEI Co.	167,650
2,150	@	Forrester Research, Inc.	77,787
6,000	@	Gerber Scientific, Inc.	49,500
22,784	@	Harmonic, Inc.	218,954
3,201		Heartland Payment Systems, Inc.	62,676
2,750	@	Hittite Microwave Corp.	168,795
12,300	@, S, L	Hutchinson Technology, Inc.	38,622
3,600		iGate Corp.	65,160
2,275	@	Infospace, Inc.	18,337
9,369	@	Insight Enterprises, Inc.	171,359
1,100	@	Integral Systems, Inc.	13,464
1,800	@	Interactive Intelligence, Inc.	61,938
5,346	@	Intermec, Inc.	60,036
1,400	@	Intevac, Inc.	17,878
3,289	@	j2 Global Communications, Inc.	95,677
8,606	@	JDA Software Group, Inc.	253,877
2,000	@	Knot, Inc.	20,060
4,200	@	Kopin Corp.	18,438
12,900	@	Kulicke & Soffa Industries, Inc.	123,711
1,050	@	Liquidity Services, Inc.	16,874
2,150		Littelfuse, Inc.	113,585
2,900	@	LogMeIn, Inc.	104,081
1,500	@	LoJack Corp.	8,970
2,114	@	Manhattan Associates, Inc.	68,071
1,149		MAXIMUS, Inc.	85,026
3,250	@	Mercury Computer Systems, Inc.	61,685
3,968		Methode Electronics, Inc.	46,426
7,511		Micrel, Inc.	100,948
14,307	@	Microsemi Corp.	315,183
600	@	MicroStrategy, Inc.	71,310
4,477		MKS Instruments, Inc.	134,400
8,900	@	Monolithic Power Systems, Inc.	137,505
1,900		MTS Systems Corp.	87,989
500	@	NCI, Inc.	11,450
2,844	@	Netgear, Inc.	93,283
7,197	@	Netscout Systems, Inc.	179,853
9,300	@, S	Network Equipment Technologies, Inc.	33,852
6,265	@	Newport Corp.	104,312
14,350	@, S	Novatel Wireless, Inc.	84,952
2,650	@	Oplink Communications, Inc.	72,107
4,850	@	OSI Systems, Inc.	182,457
3,501		Park Electrochemical Corp.	111,332
1,300	@	PC-Tel, Inc.	9,737
1,880	@	Perficient, Inc.	23,368
1,600	@	Pericom Semiconductor Corp.	16,096
7,162	@	Plexus Corp.	225,102
1,850		Power Integrations, Inc.	73,704
5,925	@	Progress Software Corp.	173,958
6,650	S	Pulse Electronics Corp.	40,166
4,764	@	Radiant Systems, Inc.	81,703
4,536	@	Radisys Corp.	37,785
2,500	@	RightNow Technologies, Inc.	66,725
1,400	@	Rofin-Sinar Technologies, Inc.	54,292
3,000	@	Rogers Corp.	141,480
1,976	@	Rudolph Technologies, Inc.	21,894
2,600	@	Scansource, Inc.	94,978
3,441	@	Sigma Designs, Inc.	47,073
3,950	@	Smith Micro Software, Inc.	37,012
3,450	@	Sourcefire, Inc.	93,495
3,415	@	Stamps.com, Inc.	45,898
4,100	@	Standard Microsystems Corp.	108,773
3,300	@	Stratasys, Inc.	149,754
1,600	@	Super Micro Computer, Inc.	23,920
800	@	Supertex, Inc.	18,288
2,800	@, S	Symmetricom, Inc.	15,848
3,569	@, L	Synaptics, Inc.	105,286
2,700	@	Synchronoss Technologies, Inc.	92,502
993	@	SYNNEX Corp.	35,033
6,708	@	Take-Two Interactive Software, Inc.	107,798
8,568	@	Taleo Corp.	276,661
5,289	@	Tekelec	40,567

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Fund	as of February 28, 2011 (Unaudited) (continued)

Shares			Value
		Information Technology (continued)
9,397	@	TeleTech Holdings, Inc.	$214,064
4,075	@	Tessera Technologies, Inc.	70,946
20,485	@, S	THQ, Inc.	117,994
3,579	@	Tollgrade Communications, Inc.	35,754
14,493	@	Triquint Semiconductor, Inc.	206,525
10,895	@	TTM Technologies, Inc.	191,098
4,666	@	Tyler Technologies, Inc.	103,212
2,233	@	Ultratech, Inc.	55,200
7,816	S	United Online, Inc.	46,974
11,699	@, S	Varian Semiconductor Equipment Associates, Inc.	558,130
7,181	@	Veeco Instruments, Inc.	341,672
8,130	@	Viasat, Inc.	338,289
4,800	@	Volterra Semiconductor Corp.	121,104
4,550	@	Websense, Inc.	97,461
4,236	@	Wright Express Corp.	216,036
			13,295,472
		Materials: 4.5%
1,425		A Schulman, Inc.	31,721
1,100	@	AM Castle & Co.	18,964
4,469		Amcol International Corp.	139,477
1,400		American Vanguard Corp.	11,522
6,000		Arch Chemicals, Inc.	215,700
4,101		Balchem Corp.	147,636
3,917	@	Brush Engineered Materials, Inc.	171,447
6,410		Buckeye Technologies, Inc.	167,942
13,525	@	Calgon Carbon Corp.	189,891
11,280	@	Century Aluminum Co.	191,196
1,162	@	Clearwater Paper Corp.	92,147
1,150		Deltic Timber Corp.	69,886
5,400		Eagle Materials, Inc.	174,528
4,291		HB Fuller Co.	92,471
18,600	@, S	Headwaters, Inc.	94,302
1,400		Kaiser Aluminum Corp.	70,742
4,700	@	KapStone Paper and Packaging Corp.	80,605
2,100	@	LSB Industries, Inc.	63,588
2,250		Myers Industries, Inc.	22,770
950		Neenah Paper, Inc.	18,497
2,300		Olympic Steel, Inc.	61,847
2,450	@	OM Group, Inc.	86,216
11,368	@	PolyOne Corp.	157,788
2,340		Quaker Chemical Corp.	90,628
2,950	@, L	RTI International Metals, Inc.	84,075
3,912		Schweitzer-Mauduit International, Inc.	214,495
1,930		Stepan Co.	135,467
1,900	@, L	STR Holdings, Inc.	34,409
2,600		Texas Industries, Inc.	106,028
7,200		Wausau Paper Corp.	57,816
2,964		Zep, Inc.	46,505
			3,140,306
		Telecommunication Services: 0.6%
550		Atlantic Tele-Network, Inc.	21,445
5,235	@	Cbeyond, Inc.	73,185
25,500	@	Cincinnati Bell, Inc.	67,320
7,900	@	General Communication, Inc.	95,511
2,633	@, S	Neutral Tandem, Inc.	45,288
1,838		NTELOS Holdings Corp.	35,694
4,593		USA Mobility, Inc.	68,528
			406,971
		Utilities: 3.6%
4,000		Allete, Inc.	151,200
4,450		American States Water Co.	149,253
4,552		Avista Corp.	101,601
1,700		Central Vermont Public Service Corp.	36,142
1,917		CH Energy Group, Inc.	94,048
3,664	@	El Paso Electric Co.	102,958
2,948		Laclede Group, Inc.	114,648
4,362		New Jersey Resources Corp.	182,462
4,650		Northwest Natural Gas Co.	218,550
6,300		NorthWestern Corp.	187,173
9,267		Piedmont Natural Gas Co.	271,523
3,400		South Jersey Industries, Inc.	186,524
7,954		Southwest Gas Corp.	309,172
3,850		UIL Holdings Corp.	118,349
7,722		Unisource Energy Corp.	281,544
			2,505,147
		Total Common Stock
		(Cost $48,910,221)	62,453,444
REAL ESTATE INVESTMENT TRUSTS: 7.6%
		Financials: 7.6%
4,028		Acadia Realty Trust	79,754
24,445	S	BioMed Realty Trust, Inc.	443,677
3,000	S	Cedar Shopping Centers, Inc.	18,180
15,105		Colonial Properties Trust	297,720
14,134		DiamondRock Hospitality Co.	166,216

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Fund	as of February 28, 2011 (Unaudited) (continued)

Shares				Value
		Financials (continued)
2,350		EastGroup Properties, Inc.		$106,996
5,016		Entertainment Properties Trust		239,113
17,080		Extra Space Storage, Inc.		337,330
10,249		Franklin Street Properties Corp.		154,042
1,600		Getty Realty Corp.		47,072
12,650	S	Healthcare Realty Trust, Inc.		294,745
6,056		Home Properties, Inc.		356,820
7,100		Inland Real Estate Corp.		66,882
5,766		Kilroy Realty Corp.		223,433
16,150	S	Kite Realty Group Trust		91,086
1,800		LaSalle Hotel Properties		50,778
24,630	S	Lexington Realty Trust		233,246
2,410		LTC Properties, Inc.		70,420
11,014		Medical Properties Trust, Inc.		129,194
5,551	S	Mid-America Apartment Communities, Inc.		360,648
14,799	S	National Retail Properties, Inc.		380,186
3,300		Parkway Properties, Inc.		53,493
7,651		Pennsylvania Real Estate Investment Trust		110,480
4,408		Post Properties, Inc.		171,912
3,711		PS Business Parks, Inc.		233,941
1,400		Saul Centers, Inc.		64,400
2,848		Sovran Self Storage, Inc.		110,502
10,758		Tanger Factory Outlet Centers, Inc.		286,701
1,650		Universal Health Realty Income Trust		65,621
2,560		Urstadt Biddle Properties, Inc.		49,638
		Total Real Estate Investment Trusts
		(Cost $4,196,431)		5,294,226
		Total Long-Term Investments
		(Cost $53,106,652)		67,747,670
SHORT-TERM INVESTMENTS: 5.9%
		Mutual Funds: 2.0%
1,370,000		Blackrock Liquidity Funds TempFund Portfolio - Class I		1,370,000
		Total Mutual Funds
		(Cost $1,370,000)		1,370,000
		Securities Lending Collateral(cc): 3.9%
2,465,730		BNY Mellon Overnight Government Fund (1)		2,465,730
334,426	R	BNY Institutional Cash Reserves Fund, Series B (1)(2)		267,541
		Total Securities Lending Collateral
		(Cost $2,800,156)		2,733,271
		Total Short-Term Investments
		(Cost $4,170,156)		4,103,271
		Total Investments in Securities
		(Cost $57,276,808) *	103.5%	$71,850,941
		Other Assets and Liabilities - Net	(3.5)	(2,433,188)
		Net Assets	100.0%	$69,417,753

	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

	S

All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.

	R	Restricted security
	L	Loaned security, a portion or all of the security is on loan at February 28, 2011.
	*	Cost for federal income tax purposes is $57,698,283.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$15,334,628
		Gross Unrealized Depreciation		(1,181,970)
		Net Unrealized Appreciation		$14,152,658

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Fund	as of February 28, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 28, 2011 in valuing the Fund’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	2/28/2011
Asset Table
Investments, at value
Common Stock*	$62,453,444	$—	$—	$62,453,444
Real Estate Investment Trusts	5,294,226	—	—	5,294,226
Short-Term Investments	3,835,730	—	267,541	4,103,271
Total Investments, at value	$71,583,400	$—	$267,541	$71,850,941
Other Financial Instruments+:
Futures	28,116	—	—	28,116
Total Assets	$71,611,516	$—	$267,541	$71,879,057

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund’s assets and liabilities during the period ended February 28, 2011:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	5/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	2/28/2011
Asset Table
Investments, at value
Short-Term Investments	$267,541	$—	$—	$—	$—	$—	$—	$—	$267,541
Total Investments, at value	$267,541	$—	$—	$—	$—	$—	$—	$—	$267,541

As of February 28, 2011, the net change in unrealized appreciation or depreciation on Level 3 investments still held at period end and included in the change in net assets was $0.

+ Other Financial Instruments are derivatives not reflected in the Summary Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options.  Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps and written options are reported at their market value at measurement date.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. It is the policy of the Portfolio to recognize transfers at the end of the reporting period.

There were no significant transfers into and out of Level 1 and 2 during the period ending February 28, 2011.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Fund	as of February 28, 2011 (Unaudited) (continued)

ING Index Plus SmallCap Fund Open Futures Contracts on February 28, 2011:

	Number		Notional	Unrealized
Contract Description	of Contracts	Expiration Date	Value	Appreciation
Long Contracts
Russell 2000® Mini Index	22	03/18/11	$1,810,380	$28,116
			$1,810,380	$28,116

PORTFOLIO OF INVESTMENTS
ING Small Company Fund	as of February 28, 2011 (Unaudited)

Shares			Value
COMMON STOCK: 89.5%
		Consumer Discretionary: 13.0%
75,900		Arbitron, Inc.	$3,021,579
118,300	@	Ascena Retail Group, Inc.	3,695,692
63,600	@	Bally Technologies, Inc.	2,456,868
138,600		Callaway Golf Co.	1,072,764
17,700	@	Childrens Place Retail Stores, Inc.	808,890
164,600	@	Collective Brands, Inc.	3,752,880
131,100		Cooper Tire & Rubber Co.	3,075,606
60,264		Gildan Activewear, Inc.	1,927,243
112,300	@	Jack in the Box, Inc.	2,470,600
93,999	@	Life Time Fitness, Inc.	3,604,862
259,967	@	OfficeMax, Inc.	3,571,947
223,917	@	Orient-Express Hotels Ltd.	2,825,833
72,354	@	Papa John’s International, Inc.	2,111,290
61,865		Pool Corp.	1,544,150
189,400		Regis Corp.	3,320,182
226,800	@	Ruby Tuesday, Inc.	3,030,048
156,100	@	Wet Seal, Inc.	619,717
56,900		Wolverine World Wide, Inc.	2,091,644
56,000		Wyndham Worldwide Corp.	1,751,680
			46,753,475
		Consumer Staples: 1.9%
76,180		Casey’s General Stores, Inc.	3,128,713
86,000		Flowers Foods, Inc.	2,287,600
104,200		Spartan Stores, Inc.	1,570,294
			6,986,607
		Energy: 5.4%
78,500	@	Bill Barrett Corp.	3,052,080
88,200	@	Carrizo Oil & Gas, Inc.	3,282,804
40,100	@	Dril-Quip, Inc.	3,075,670
76,500		Frontier Oil Corp.	2,134,350
206,100	@	McMoRan Exploration Co.	3,606,750
53,590	L	Nordic American Tanker Shipping	1,312,419
51,214	@	Unit Corp.	3,047,233
			19,511,306
		Financials: 14.0%
46,700	@	BankUnited, Inc.	1,323,945
164,400		Capitol Federal Financial, Inc.	2,078,016
84,141		Cash America International, Inc.	3,593,662
89,853		Columbia Banking System, Inc.	1,782,684
75,137		Delphi Financial Group	2,326,242
31,542	@	Encore Capital Group, Inc.	858,889
140,300		First Horizon National Corp.	1,613,450
98,082		FirstMerit Corp.	1,672,298
127,742		Flushing Financial Corp.	1,829,265
23,814		Greenhill & Co., Inc.	1,710,560
58,300	L	IBERIABANK Corp.	3,340,007
99,145		Janus Capital Group, Inc.	1,331,517
20,900		Jones Lang LaSalle, Inc.	2,056,978
57,800	@	MSCI, Inc. - Class A	2,051,900
106,100		Northwest Bancshares, Inc.	1,288,054
52,100	@	Piper Jaffray Cos.	2,143,915
66,024		Platinum Underwriters Holdings Ltd.	2,753,201
53,611	@	ProAssurance Corp.	3,395,185
63,109		Prosperity Bancshares, Inc.	2,576,109
117,674		Provident Financial Services, Inc.	1,742,752
49,196	@	Stifel Financial Corp.	3,529,321
59,270	@	SVB Financial Group	3,211,249
69,594		Wintrust Financial Corp.	2,336,967
			50,546,166
		Health Care: 10.4%
38,742	@	Acorda Therapeutics, Inc.	812,420
114,100	@	Align Technology, Inc.	2,378,985
37,201	@	AMERIGROUP Corp.	2,133,477
61,500	@	Amsurg Corp.	1,453,245
9,800	@	Cubist Pharmaceuticals, Inc.	214,914
48,600	@	Greatbatch, Inc.	1,209,168
41,000	@	Haemonetics Corp.	2,527,650
166,825	@	Healthsouth Corp.	4,038,833
79,103	@	Medicines Co.	1,375,601
19,600	@	Mednax, Inc.	1,272,628
88,552		Meridian Bioscience, Inc.	1,910,067
123,868	@	Nektar Therapeutics	1,187,894
61,400	@	Onyx Pharmaceuticals, Inc.	2,163,736
89,000		Owens & Minor, Inc.	2,776,800
131,700	@	PSS World Medical, Inc.	3,426,834
26,000	@	Salix Pharmaceuticals Ltd.	866,840
57,800	@, L	Savient Pharmaceuticals, Inc.	557,192
71,757		Steris Corp.	2,428,974
57,565	@	Thoratec Corp.	1,604,912
73,200		Universal Health Services, Inc.	3,345,972
			37,686,142

PORTFOLIO OF INVESTMENTS
ING Small Company Fund	as of February 28, 2011 (Unaudited) (continued)

Shares			Value
		Industrials: 16.4%
106,833		Actuant Corp.	$3,023,374
46,700		Acuity Brands, Inc.	2,639,484
57,200	@, L	Allegiant Travel Co.	2,360,644
45,898	@	Atlas Air Worldwide Holdings, Inc.	3,133,915
129,800		Barnes Group, Inc.	2,762,144
89,730		Brady Corp.	3,206,950
21,959	@	Clean Harbors, Inc.	2,017,593
71,510	@	Diana Shipping, Inc.	891,015
180,100		Heartland Express, Inc.	2,987,859
72,130	@	HUB Group, Inc.	2,521,665
55,373	@	Kirby Corp.	3,064,342
48,922	@	Mobile Mini, Inc.	1,112,486
20,794	@	Moog, Inc.	944,256
28,800		Nordson Corp.	3,136,608
137,500	@	Orbital Sciences Corp.	2,446,125
43,410		Regal-Beloit Corp.	3,166,760
78,200		Resources Connection, Inc.	1,508,478
47,700	@	Teledyne Technologies, Inc.	2,498,049
92,740	@	Tetra Tech, Inc.	2,179,390
50,300		Toro Co.	3,138,720
85,200	@	TrueBlue, Inc.	1,375,980
76,453		Waste Connections, Inc.	2,216,372
56,700		Watsco, Inc.	3,661,686
86,060		Watts Water Technologies, Inc.	3,365,807
			59,359,702
		Information Technology: 17.1%
11,700	@	Acme Packet, Inc.	880,308
47,000		Adtran, Inc.	2,137,560
191,400	@	Advanced Energy Industries, Inc.	3,085,368
45,080	@	Anixter International, Inc.	3,228,630
55,694	@	Ansys, Inc.	3,136,686
151,800	@	Arris Group, Inc.	2,003,760
47,400	@, L	Blackboard, Inc.	1,659,474
75,385	@	Blue Coat Systems, Inc.	2,121,334
38,470	@	CACI International, Inc.	2,282,040
61,300	@	Concur Technologies, Inc.	3,189,439
74,331	@	Digital River, Inc.	2,496,035
77,861	@	FEI Co.	2,610,679
16,972		Flir Systems, Inc.	548,196
143,600	@	Formfactor, Inc.	1,411,588
37,200	@	Informatica Corp.	1,748,772
113,400	@	Intermec, Inc.	1,273,482
49,114	@	JDA Software Group, Inc.	1,448,863
51,800	@	Micros Systems, Inc.	2,467,752
81,100		MKS Instruments, Inc.	2,434,622
139,400	@	Parametric Technology Corp.	3,303,780
99,159	@	Plexus Corp.	3,116,567
53,461	@	Polycom, Inc.	2,555,436
22,300		Power Integrations, Inc.	888,432
95,150	@	Progress Software Corp.	2,793,604
157,200	@	QLogic Corp.	2,839,032
125,530	@	Quest Software, Inc.	3,362,949
41,800	@	Sourcefire, Inc.	1,132,780
119,058	@	Verigy Ltd.	1,544,182
			61,701,350
		Materials: 5.9%
47,700		Buckeye Technologies, Inc.	1,249,740
161,000		Commercial Metals Co.	2,683,870
129,600		HB Fuller Co.	2,792,880
46,400		Minerals Technologies, Inc.	3,010,432
85,500		RPM International, Inc.	1,963,935
110,800		Silgan Holdings, Inc.	4,041,984
131,700	@	Thompson Creek Metals Co., Inc.	1,735,806
127,059		Worthington Industries	2,459,862
84,100		Zep, Inc.	1,319,529
			21,258,038
		Telecommunication Services: 1.5%
153,559		Alaska Communications Systems Group, Inc.	1,564,766
86,009		NTELOS Holdings Corp.	1,670,295
49,500	@	SBA Communications Corp.	2,083,455
			5,318,516
		Utilities: 3.9%
21,733		Black Hills Corp.	669,811
115,060		Cleco Corp.	3,722,191
79,600	@	El Paso Electric Co.	2,236,760
53,900		Idacorp, Inc.	2,034,186
165,700		Portland General Electric Co.	3,880,691
43,200		WGL Holdings, Inc.	1,641,600
			14,185,239
		Total Common Stock
		(Cost $284,636,465)	323,306,541
REAL ESTATE INVESTMENT TRUSTS: 6.0%
		Financials: 6.0%
310,452		DiamondRock Hospitality Co.	3,650,916
111,200	L	DuPont Fabros Technology, Inc.	2,715,504
60,860		Entertainment Properties Trust	2,901,196
281,096		MFA Mortgage Investments, Inc.	2,380,883
115,787		National Retail Properties, Inc.	2,974,568

PORTFOLIO OF INVESTMENTS
ING Small Company Fund	as of February 28, 2011 (Unaudited) (continued)

Shares				Value
		Financials (continued)
130,143		Redwood Trust, Inc.		$2,131,742
121,800		Starwood Property Trust, Inc.		2,848,902
200,502		U-Store-It Trust		2,055,146
		Total Real Estate Investment Trusts
		(Cost $18,774,188)		21,658,857
EXCHANGE-TRADED FUNDS: 2.1%
		Exchange-Traded Funds: 2.1%
17,500	L	iShares Russell 2000 Growth Index Fund		1,609,125
74,900		iShares Russell 2000 Index Fund		6,162,023
		Total Exchange-Traded Funds
		(Cost $7,062,356)		7,771,148
		Total Long-Term Investments
		(Cost $310,473,009)		352,736,546

Principal Amount				Value
SHORT-TERM INVESTMENTS: 3.8%
		Repurchase Agreement: 1.9%
$7,073,000		Deutsche Bank Repurchase Agreement dated 02/28/11, 0.190%, due 03/01/11, $7,073,037 to be received upon repurchase (Collateralized by $6,777,000 Federal National Mortgage Association, 5.250%, Market Value plus accrued interest $7,214,540, due 08/01/12)		$7,073,000
		Total Repurchase Agreement
		(Cost $7,073,000)		7,073,000

Shares				Value
		Securities Lending Collateral(cc): 1.9%
6,716,350		BNY Mellon Overnight Government Fund (1)		$6,716,350
105,207	R	BNY Institutional Cash Reserves Fund, Series B (1)(2)		84,165
		Total Securities Lending Collateral
		(Cost $6,821,557)		6,800,515
		Total Short-Term Investments
		(Cost $13,894,557)		13,873,515
		Total Investments in Securities
		(Cost $324,367,566)*	101.4%	$366,610,061
		Other Assets and Liabilities - Net	(1.4)	(5,217,922)
		Net Assets	100.0%	$361,392,139

@	Non-income producing security
cc	Securities purchased with cash collateral for securities loaned.
(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

R	Restricted security
L	Loaned security, a portion or all of the security is on loan at February 28, 2011.
*	Cost for federal income tax purposes is $324,592,076.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$47,337,167
	Gross Unrealized Depreciation	(5,319,182)
	Net Unrealized Appreciation	$42,017,985

PORTFOLIO OF INVESTMENTS
ING Small Company Fund	as of February 28, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 28, 2011 in valuing the Fund’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	2/28/2011
Asset Table
Investments, at value
Common Stock*	$323,306,541	$—	$—	$323,306,541
Real Estate Investment Trusts	21,658,857	—	—	21,658,857
Exchange-Traded Funds	7,771,148	—	—	7,771,148
Short-Term Investments	6,716,350	7,073,000	84,165	13,873,515
Total Investments, at value	$359,452,896	$7,073,000	$84,165	$366,610,061

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund’s assets and liabilities during the period ended February 28, 2011:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	5/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	2/28/2011
Asset Table
Investments, at value
Short-Term Investments	$84,165	$—	$—	$—	$—	$—	$—	$—	$84,165
Total Investments, at value	$84,165	$—	$—	$—	$—	$—	$—	$—	$84,165

As of February 28, 2011, the net change in unrealized appreciation or depreciation on Level 3 investments still held at period end and included in the change in net assets was $0.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. It is the policy of the Portfolio to recognize transfers at the end of the reporting period.

There were no significant transfers into and out of Level 1 and 2 during the period ending February 28, 2011.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING Tactical Asset Allocation Fund	as of February 28, 2011 (Unaudited)

Shares			Value
COMMON STOCK: 91.2%
		Consumer Discretionary: 9.7%
590		Abercrombie & Fitch Co.	$33,848
2,440	@, S	Amazon.com, Inc.	422,828
910	@, S	Apollo Group, Inc. - Class A	41,187
410	@, S	Autonation, Inc.	13,792
220	@, S	Autozone, Inc.	56,749
1,820	@, S	Bed Bath & Beyond, Inc.	87,633
2,210	S	Best Buy Co., Inc.	71,250
490	@, S	Big Lots, Inc.	20,105
1,700	S	Cablevision Systems Corp.	62,645
1,600	@, S	Carmax, Inc.	56,592
2,980	S	Carnival Corp.	127,157
4,650	S	CBS Corp. - Class B	110,949
1,970	S	Coach, Inc.	108,192
19,280	S	Comcast Corp. — Class A	496,653
1,820	S	D.R. Horton, Inc.	21,549
960	S	Darden Restaurants, Inc.	45,245
400	S	DeVry, Inc.	21,700
5,650	@, S	DIRECTV	259,731
1,900	@, S	Discovery Communications, Inc. - Class A	81,909
1,450	S	Expedia, Inc.	28,797
860	S	Family Dollar Stores, Inc.	43,069
25,710	@, S	Ford Motor Co.	386,936
1,060	S	Fortune Brands, Inc.	65,572
1,060	@, S	GameStop Corp.	21,147
1,650	S	Gannett Co., Inc.	27,242
3,100	S	Gap, Inc.	69,843
1,080	S	Genuine Parts Co.	56,905
1,750	@, S	Goodyear Tire & Rubber Co.	24,815
2,090	S	H&R Block, Inc.	31,747
1,600	S	Harley-Davidson, Inc.	65,312
520	S	Harman International Industries, Inc.	25,293
960	S	Hasbro, Inc.	43,104
11,320	S	Home Depot, Inc.	424,160
1,940	S	International Game Technology	31,932
3,400	@, S	Interpublic Group of Cos., Inc.	44,880
1,680	S	JC Penney Co., Inc.	58,733
4,610	S	Johnson Controls, Inc.	188,088
2,040	@, S	Kohl’s Corp.	109,936
980	S	Leggett & Platt, Inc.	22,599
1,110	S	Lennar Corp.	22,378
1,740	S	Limited Brands, Inc.	55,715
9,420		Lowe’s Cos., Inc.	246,521
2,930	S	Macy’s, Inc.	70,027
1,942	S	Marriott International, Inc.	76,146
2,510	S	Mattel, Inc.	62,901
7,250	S	McDonald’s Corp.	548,680
2,040	S	McGraw-Hill Cos., Inc.	78,907
300	@, S	NetFlix, Inc.	62,001
1,920	S	Newell Rubbermaid, Inc.	37,133
15,730	S	News Corp. - Class A	273,230
2,660	S	Nike, Inc.	236,820
1,140	S	Nordstrom, Inc.	51,596
2,040	S	Omnicom Group	103,836
950	@, S	O’Reilly Automotive, Inc.	52,801
440	S	Polo Ralph Lauren Corp.	55,752
350	@, S	Priceline.com, Inc.	158,858
2,233	@, S	Pulte Homes, Inc.	15,408
760	S	RadioShack Corp.	11,248
800	S	Ross Stores, Inc.	57,632
650	S	Scripps Networks Interactive - Class A	33,761
340	@, S	Sears Holding Corp.	28,325
1,200	S	Stanley Black & Decker, Inc.	90,996
4,950	S	Staples, Inc.	105,435
5,120	S	Starbucks Corp.	168,858
1,320	S	Starwood Hotels & Resorts Worldwide, Inc.	80,652
4,810	S	Target Corp.	252,766
860	S	Tiffany & Co.	52,933
2,494	S	Time Warner Cable, Inc.	180,017
7,640	S	Time Warner, Inc.	291,848
2,730	S	TJX Cos., Inc.	136,145
900	@, S	Urban Outfitters, Inc.	34,542
590	S	VF Corp.	56,445
4,180	S	Viacom - Class B	186,679
12,950	S	Walt Disney Co.	566,433
40	S	Washington Post	17,324
560	S	Whirlpool Corp.	46,200
1,230	S	Wyndham Worldwide Corp.	38,474

PORTFOLIO OF INVESTMENTS
ING Tactical Asset Allocation Fund	as of February 28, 2011 (Unaudited) (continued)

Shares			Value
		Consumer Discretionary (continued)
500	S	Wynn Resorts Ltd.	$61,465
3,300	S	Yum! Brands, Inc.	166,089
			8,782,801
		Consumer Staples: 9.4%
14,300	S	Altria Group, Inc.	362,791
4,380	S	Archer-Daniels-Midland Co.	162,848
3,030	S	Avon Products, Inc.	84,264
750	S	Brown-Forman Corp.	51,863
1,300	S	Campbell Soup Co.	43,758
960	S	Clorox Co.	65,050
16,010	S	Coca-Cola Co.	1,023,359
2,420	S	Coca-Cola Enterprises, Inc.	63,646
3,420	S	Colgate-Palmolive Co.	268,538
3,100	S	ConAgra Foods, Inc.	71,796
1,280	@, S	Constellation Brands, Inc.	26,010
3,030	S	Costco Wholesale Corp.	226,614
9,270	S	CVS Caremark Corp.	306,466
1,260	@, S	Dean Foods Co.	13,306
1,600	S	Dr Pepper Snapple Group, Inc.	57,696
840	S	Estee Lauder Cos., Inc.	79,304
4,380	S	General Mills, Inc.	162,673
1,080	S	Hershey Co.	56,506
2,180	S	HJ Heinz Co.	109,480
1,000	S	Hormel Foods Corp.	27,400
850	S	JM Smucker Co.	58,514
1,770	S	Kellogg Co.	94,801
2,830	S	Kimberly-Clark Corp.	186,497
12,160	S	Kraft Foods, Inc.	387,174
4,380	S	Kroger Co.	100,302
1,007	S	Lorillard, Inc.	77,307
960	S	McCormick & Co., Inc.	45,744
1,400	S	Mead Johnson Nutrition Co.	83,790
1,060	S	Molson Coors Brewing Co.	48,474
10,857	S	PepsiCo, Inc.	688,551
12,400	S	Philip Morris International, Inc.	778,472
19,320	S	Procter & Gamble Co.	1,218,126
2,220	S	Reynolds American, Inc.	76,190
2,630	S	Safeway, Inc.	57,387
4,350	S	Sara Lee Corp.	74,472
1,500	S	Supervalu, Inc.	12,945
4,060	S	Sysco Corp.	112,827
2,020	S	Tyson Foods, Inc.	37,633
6,320	S	Walgreen Co.	273,909
13,370	S	Wal-Mart Stores, Inc.	694,973
1,060	S	Whole Foods Market, Inc.	62,074
			8,433,530
		Energy: 12.1%
3,500	S	Anadarko Petroleum Corp.	286,405
2,690	S	Apache Corp.	335,228
2,988	S	Baker Hughes, Inc.	212,297
750	S	Cabot Oil & Gas Corp.	34,245
1,650	@, S	Cameron International Corp.	97,565
4,500	S	Chesapeake Energy Corp.	160,245
13,780	S	Chevron Corp.	1,429,675
10,060	S	ConocoPhillips	783,372
1,570	S	Consol Energy, Inc.	79,615
2,800	@, S	Denbury Resources, Inc.	67,844
3,000	S	Devon Energy Corp.	274,320
500	S	Diamond Offshore Drilling	39,115
4,850	S	El Paso Corp.	90,210
1,750	S	EOG Resources, Inc.	196,543
1,000	S	EQT Corp.	49,300
34,618	S	ExxonMobil Corp.	2,960,878
800	@, S	FMC Technologies, Inc.	75,240
6,130	S	Halliburton Co.	287,742
700	S	Helmerich & Payne, Inc.	45,493
2,020	S	Hess Corp.	175,801
4,850	S	Marathon Oil Corp.	240,560
750	S	Massey Energy Co.	47,498
1,330	S	Murphy Oil Corp.	97,795
1,920	@	Nabors Industries Ltd.	54,662
2,910	S	National Oilwell Varco, Inc.	231,549
900	@, S	Newfield Exploration Co.	65,511
1,700	@	Noble Corp.	76,007
1,270	S	Noble Energy, Inc.	117,678
5,510	S	Occidental Petroleum Corp.	561,855
1,820	S	Peabody Energy Corp.	119,192
850	S	Pioneer Natural Resources Co.	86,989
1,200	S	QEP Resources, Inc.	47,460
1,160	S	Range Resources Corp.	62,988
840	@, S	Rowan Cos., Inc.	35,843
9,341	S	Schlumberger Ltd.	872,636
2,450	@, S	Southwestern Energy Co.	96,726
4,480	S	Spectra Energy Corp.	119,840

PORTFOLIO OF INVESTMENTS
ING Tactical Asset Allocation Fund	as of February 28, 2011 (Unaudited) (continued)

Shares			Value
		Energy (continued)
860	S	Sunoco, Inc.	$36,000
960	@, S	Tesoro Corp.	22,829
3,920	S	Valero Energy Corp.	110,466
4,110	S	Williams Cos., Inc.	124,780
			10,909,997
		Financials: 13.4%
2,400		ACE Ltd.	151,800
3,300	S	Aflac, Inc.	194,238
3,790	S	Allstate Corp.	120,446
7,250	S	American Express Co.	315,883
1,011	@, S	American International Group, Inc.	37,468
1,750		Ameriprise Financial, Inc.	110,810
2,190	S	AON Corp.	115,282
740	S	Assurant, Inc.	30,066
69,182	S	Bank of America Corp.	988,611
8,630	S	Bank of New York Mellon Corp.	262,266
4,790	S	BB&T Corp.	132,204
11,900	@, S	Berkshire Hathaway, Inc.	1,038,632
3,210	S	Capital One Financial Corp.	159,762
1,930	@, S	CB Richard Ellis Group, Inc.	48,327
6,700	S	Charles Schwab Corp.	127,099
2,010	S	Chubb Corp.	121,967
1,180	S	Cincinnati Financial Corp.	40,179
199,520	@, S	Citigroup, Inc.	933,754
490	S	CME Group, Inc.	152,527
1,260	S	Comerica, Inc.	49,014
3,800	S	Discover Financial Services	82,650
1,370	@, S	E*Trade Financial Corp.	21,893
690	S	Federated Investors, Inc.	19,016
5,370	S	Fifth Third Bancorp.	78,402
1,618	S	First Horizon National Corp.	18,607
1,040	S	Franklin Resources, Inc.	130,645
3,380	@, S	Genworth Financial, Inc.	44,717
3,560	S	Goldman Sachs Group, Inc.	583,057
3,140	S	Hartford Financial Services Group, Inc.	92,944
3,720	S	Hudson City Bancorp., Inc.	42,780
4,910	S	Huntington Bancshares, Inc.	33,584
540	@, S	IntercontinentalExchange, Inc.	69,228
3,200	@	Invesco Ltd.	85,888
1,310	S	Janus Capital Group, Inc.	17,593
26,834	S	JPMorgan Chase & Co.	1,252,879
5,980	S	Keycorp	54,657
1,030	S	Legg Mason, Inc.	37,338
1,350	S	Leucadia National Corp.	44,726
2,120	S	Lincoln National Corp.	67,246
2,076	S	Loews Corp.	89,787
820	S	M&T Bank Corp.	72,201
3,820	S	Marsh & McLennan Cos., Inc.	116,281
3,720	S	Marshall & Ilsley Corp.	28,904
6,100	S	Metlife, Inc.	288,896
1,380	S	Moody’s Corp.	44,022
10,430	S	Morgan Stanley	309,562
950	@, S	Nasdaq Stock Market, Inc.	27,180
1,650	S	Northern Trust Corp.	85,091
1,820	S	NYSE Euronext	67,340
2,550	S	People’s United Financial, Inc.	33,609
3,715	S	PNC Financial Services Group, Inc.	229,216
2,120	S	Principal Financial Group, Inc.	72,631
4,550	S	Progressive Corp.	94,777
3,350	S	Prudential Financial, Inc.	220,531
8,650	S	Regions Financial Corp.	66,086
3,400	@, S	SLM Corp.	50,388
3,560	S	State Street Corp.	159,203
3,510	S	SunTrust Bank	105,897
1,820	S	T. Rowe Price Group, Inc.	121,904
590	S	Torchmark Corp.	38,498
3,210	S	Travelers Cos., Inc.	192,375
2,090	S	UnumProvident Corp.	55,448
13,140	S	US Bancorp.	364,372
36,023	S	Wells Fargo & Co.	1,162,102
2,180		XL Group PLC	50,903
1,240	S	Zions Bancorp.	28,966
			12,084,355
		Health Care: 10.1%
10,610	S	Abbott Laboratories	510,341
2,820	S	Aetna, Inc.	105,355
2,390	@, S	Agilent Technologies, Inc.	100,571
2,100	S	Allergan, Inc.	155,757
1,860	S	AmerisourceBergen Corp.	70,513
6,410	@, S	Amgen, Inc.	329,025
4,080	S	Baxter International, Inc.	216,852
1,650	S	Becton Dickinson & Co.	132,000
1,620	@, S	Biogen Idec, Inc.	110,808
10,430	@, S	Boston Scientific Corp.	74,679

PORTFOLIO OF INVESTMENTS
ING Tactical Asset Allocation Fund	as of February 28, 2011 (Unaudited) (continued)

Shares			Value
		Health Care (continued)
11,740	S	Bristol-Myers Squibb Co.	$303,009
2,410	S	Cardinal Health, Inc.	100,352
1,555	@, S	CareFusion Corp.	42,483
3,280	@, S	Celgene Corp.	174,168
500	@, S	Cephalon, Inc.	28,155
500	@, S	Cerner Corp.	50,225
1,820	S	Cigna Corp.	76,567
1,060	@, S	Coventry Health Care, Inc.	32,012
3,500		Covidien PLC	180,023
690	S	CR Bard, Inc.	67,454
650	@, S	DaVita, Inc.	51,591
950	S	Densply International, Inc.	35,502
6,920	S	Eli Lilly & Co.	239,155
3,700	@, S	Express Scripts, Inc.	208,014
1,940	@, S	Forest Laboratories, Inc.	62,856
1,820	@, S	Genzyme Corp.	137,319
5,450	@, S	Gilead Sciences, Inc.	212,441
1,160	@, S	Hospira, Inc.	61,306
1,160	@, S	Humana, Inc.	75,412
250	@, S	Intuitive Surgical, Inc.	81,988
18,970	S	Johnson & Johnson	1,165,517
740	@, S	Laboratory Corp. of America Holdings	66,696
1,277	@, S	Life Technologies Corp.	68,153
1,750	S	McKesson Corp.	138,740
3,020	@, S	Medco Health Solutions, Inc.	186,153
7,430	S	Medtronic, Inc.	296,606
21,045	S	Merck & Co., Inc.	685,436
3,040	@, S	Mylan Laboratories	69,525
710	S	Patterson Cos., Inc.	23,700
860	S	PerkinElmer, Inc.	22,790
55,017	S	Pfizer, Inc.	1,058,527
960	S	Quest Diagnostics	54,480
2,390	@, S	St. Jude Medical, Inc.	114,433
2,400	S	Stryker Corp.	151,824
3,400	@, S	Tenet Healthcare Corp.	24,412
2,830	@, S	Thermo Fisher Scientific, Inc.	157,971
7,640	S	UnitedHealth Group, Inc.	325,311
860	@	Varian Medical Systems, Inc.	59,581
590	@, S	Waters Corp.	49,000
840	@, S	Watson Pharmaceuticals, Inc.	47,032
2,740	@, S	WellPoint, Inc.	182,128
1,350	@, S	Zimmer Holdings, Inc.	84,159
			9,058,107
		Industrials: 10.3%
4,950	S	3M Co.	456,539
740	S	Avery Dennison Corp.	29,541
5,070	S	Boeing Co.	365,091
4,380	S	Caterpillar, Inc.	450,833
1,170	S	CH Robinson Worldwide, Inc.	84,696
860	S	Cintas Corp.	24,183
2,630	S	CSX Corp.	196,356
1,350	S	Cummins, Inc.	136,512
3,800	S	Danaher Corp.	192,280
2,930	S	Deere & Co.	264,140
1,260	S	Dover Corp.	80,955
300		Dun & Bradstreet Corp.	24,240
1,160	S	Eaton Corp.	128,505
5,190	S	Emerson Electric Co.	309,635
860	S	Equifax, Inc.	30,745
1,500	S	Expeditors International Washington, Inc.	71,700
1,000	S	Fastenal Co.	62,130
2,140	S	FedEx Corp.	192,643
400	S	Flowserve Corp.	49,988
1,280	S	Fluor Corp.	90,573
2,680	S	General Dynamics Corp.	204,002
73,110	S	General Electric Co.	1,529,441
860	S	Goodrich Corp.	74,158
5,370	S	Honeywell International, Inc.	310,977
3,480	S	Illinois Tool Works, Inc.	188,268
2,200		Ingersoll-Rand PLC	99,660
1,400	S	Iron Mountain, Inc.	36,400
1,300	S	ITT Corp.	75,309
910	@, S	Jacobs Engineering Group, Inc.	45,555
700		Joy Global, Inc.	68,166
820	S	L-3 Communications Holdings, Inc.	65,018
1,930	S	Lockheed Martin Corp.	152,779
2,510	S	Masco Corp.	34,111
2,530	S	Norfolk Southern Corp.	165,917
1,900	S	Northrop Grumman Corp.	126,692
2,510	S	Paccar, Inc.	125,826
760	S	Pall Corp.	41,314
1,140	S	Parker Hannifin Corp.	101,665
1,400	S	Pitney Bowes, Inc.	35,252
960	S	Precision Castparts Corp.	136,080

PORTFOLIO OF INVESTMENTS
ING Tactical Asset Allocation Fund	as of February 28, 2011 (Unaudited) (continued)

Shares			Value
		Industrials (continued)
1,500	@, S	Quanta Services, Inc.	$34,215
2,530	S	Raytheon Co.	129,561
2,065	S	Republic Services, Inc.	61,145
1,060	S	Robert Half International, Inc.	33,814
960	S	Rockwell Automation, Inc.	84,221
1,080	S	Rockwell Collins, Inc.	69,595
700	S	Roper Industries, Inc.	58,891
1,400	S	RR Donnelley & Sons Co.	26,068
350	S	Ryder System, Inc.	16,741
430	S	Snap-On, Inc.	24,695
5,120	S	Southwest Airlines Co.	60,570
600	@, S	Stericycle, Inc.	51,852
1,850	S	Textron, Inc.	50,117
3,400		Tyco International Ltd.	154,156
3,440	S	Union Pacific Corp.	328,210
6,740	S	United Parcel Service, Inc. - Class B	497,412
6,270	S	United Technologies Corp.	523,796
3,320	S	Waste Management, Inc.	123,039
420	S	WW Grainger, Inc.	55,948
			9,241,921
		Information Technology: 17.3%
3,590	@, S	Adobe Systems, Inc.	123,855
4,060	@, S	Advanced Micro Devices, Inc.	37,393
1,280	@, S	Akamai Technologies, Inc.	48,038
2,040	S	Altera Corp.	85,394
1,200	S	Amphenol Corp.	68,976
1,990	S	Analog Devices, Inc.	79,361
6,230	@, S	Apple, Inc.	2,200,498
9,180	S	Applied Materials, Inc.	150,827
1,550	@, S	Autodesk, Inc.	65,178
3,420	S	Automatic Data Processing, Inc.	171,000
1,280	@, S	BMC Software, Inc.	63,360
3,200	S	Broadcom Corp.	131,904
2,710	S	CA, Inc.	67,154
38,040	@, S	Cisco Systems, Inc.	706,022
1,280	@, S	Citrix Systems, Inc.	89,805
2,040	@, S	Cognizant Technology Solutions Corp.	156,815
1,080	S	Computer Sciences Corp.	51,980
1,520	@	Compuware Corp.	17,115
10,730	S	Corning, Inc.	247,434
11,610	@, S	Dell, Inc.	183,786
7,930	@, S	eBay, Inc.	265,695
2,200	@, S	Electronic Arts, Inc.	41,360
14,100	@, S	EMC Corp.	383,661
600	@, S	F5 Networks, Inc.	70,806
1,780	S	Fidelity National Information Services, Inc.	57,654
400	@, S	First Solar, Inc.	58,956
1,080	@, S	Fiserv, Inc.	68,332
1,100	S	Flir Systems, Inc.	35,530
1,740	@, S	Google, Inc. - Class A	1,067,316
900	S	Harris Corp.	41,994
15,560	S	Hewlett-Packard Co.	678,883
38,230	S	Intel Corp.	820,798
8,600	S	International Business Machines Corp.	1,392,168
1,840	@, S	Intuit, Inc.	96,747
1,330	S	Jabil Circuit, Inc.	28,502
1,550	@, S	JDS Uniphase Corp.	38,239
3,670	@, S	Juniper Networks, Inc.	161,480
1,160	S	KLA-Tencor Corp.	56,631
590	@, S	Lexmark International, Inc.	22,143
1,550	S	Linear Technology Corp.	53,568
4,180	@, S	LSI Logic Corp.	26,292
650	S	Mastercard, Inc.	156,364
1,100	@, S	McAfee, Inc.	52,745
1,550	@, S	MEMC Electronic Materials, Inc.	21,034
1,280		Microchip Technology, Inc.	47,245
5,820	@, S	Micron Technology, Inc.	64,777
51,720	S	Microsoft Corp.	1,374,718
960	S	Molex, Inc.	26,813
910	@, S	Monster Worldwide, Inc.	15,607
1,926	@, S	Motorola Mobility Holdings, Inc.	58,165
2,215	@, S	Motorola Solutions, Inc.	85,588
1,700	S	National Semiconductor Corp.	26,350
2,490	@, S	NetApp, Inc.	128,633
2,510	@, S	Novell, Inc.	14,759
590	@, S	Novellus Systems, Inc.	23,576
4,040	@, S	Nvidia Corp.	91,546
26,650	S	Oracle Corp.	876,785
2,140	S	Paychex, Inc.	71,968
11,130	S	Qualcomm, Inc.	663,125
1,300	@, S	Red Hat, Inc.	53,664
2,000	@, S	SAIC, Inc.	32,680
850	@, S	Salesforce.com, Inc.	112,430
1,650	@, S	Sandisk Corp.	81,840

PORTFOLIO OF INVESTMENTS
ING Tactical Asset Allocation Fund	as of February 28, 2011 (Unaudited) (continued)

Shares			Value
		Information Technology (continued)
5,360	@, S	Symantec Corp.	$96,641
2,630	S	Tellabs, Inc.	14,176
1,180	@, S	Teradata Corp.	56,428
1,230	@, S	Teradyne, Inc.	22,915
8,160	S	Texas Instruments, Inc.	290,578
1,180	S	Total System Services, Inc.	20,945
1,180	@, S	VeriSign, Inc.	41,642
3,400	S	Visa, Inc.	248,370
1,600	@, S	Western Digital Corp.	48,928
4,520	S	Western Union Co.	99,395
9,498	S	Xerox Corp.	102,104
1,820	S	Xilinx, Inc.	60,515
8,930	@, S	Yahoo!, Inc.	146,452
			15,542,151
		Materials: 3.3%
1,460	S	Air Products & Chemicals, Inc.	134,320
500	S	Airgas, Inc.	31,290
750	S	AK Steel Holding Corp.	11,985
6,940	S	Alcoa, Inc.	116,939
690	S	Allegheny Technologies, Inc.	46,285
1,180	S	Ball Corp.	42,598
790	S	Bemis Co.	25,952
500	S	CF Industries Holdings, Inc.	70,640
900	S	Cliffs Natural Resources, Inc.	87,363
8,000		Dow Chemical Co.	297,280
490	S	Eastman Chemical Co.	45,771
1,580	S	Ecolab, Inc.	76,851
6,230	S	EI Du Pont de Nemours & Co.	341,840
500	S	FMC Corp.	38,720
6,440	S	Freeport-McMoRan Copper & Gold, Inc.	340,998
590	S	International Flavors & Fragrances, Inc.	33,601
3,030	S	International Paper Co.	84,173
1,180	S	MeadWestvaco Corp.	34,633
3,740	S	Monsanto Co.	268,869
3,500	S	Newmont Mining Corp.	193,445
2,120	S	Nucor Corp.	101,675
1,100	@, S	Owens-Illinois, Inc.	33,539
1,180	S	PPG Industries, Inc.	104,288
2,040	S	Praxair, Inc.	202,735
1,080	S	Sealed Air Corp.	29,722
590	S	Sherwin-Williams Co.	48,451
860		Sigma-Aldrich Corp.	54,945
640	@, S	Titanium Metals Corp.	12,154
1,010	S	United States Steel Corp.	58,065
940	S	Vulcan Materials Co.	43,099
			3,012,226
		Telecommunication Services: 2.7%
2,830	@, S	American Tower Corp.	152,707
40,580	S	AT&T, Inc.	1,151,660
1,979	S	CenturyTel, Inc.	81,495
6,717	S	Frontier Communications Corp.	57,027
1,800	@, S	MetroPCS Communications, Inc.	25,920
11,960	S	Qwest Communications International, Inc.	81,567
20,470	@, S	Sprint Nextel Corp.	89,454
19,470	S	Verizon Communications, Inc.	718,832
3,400	S	Windstream Corp.	42,636
			2,401,298
		Utilities: 2.9%
4,530	@, S	AES Corp.	56,036
1,700	S	Ameren Corp.	47,532
3,330	S	American Electric Power Co., Inc.	119,147
2,990	S	CenterPoint Energy, Inc.	47,421
1,750	S	CMS Energy Corp.	33,705
1,920	S	Consolidated Edison, Inc.	95,962
1,430	S	Constellation Energy Group, Inc.	44,430
4,090	S	Dominion Resources, Inc.	186,627
1,180	S	DTE Energy Co.	55,554
9,090	S	Duke Energy Corp.	163,529
2,180	S	Edison International	80,922
1,250	S	Entergy Corp.	89,000
4,580	S	Exelon Corp.	191,261
2,860	S	FirstEnergy Corp.	109,554
590	S	Integrys Energy Group, Inc.	28,892
2,930	S	NextEra Energy, Inc.	162,527
320	S	Nicor, Inc.	16,877
1,820	S	NiSource, Inc.	34,871
1,250	S	Northeast Utilities	42,550
1,700	@, S	NRG Energy, Inc.	33,983
700	S	Oneok, Inc.	45,199
2,710		Pacific Gas & Electric Co.	124,823
1,580	S	Pepco Holdings, Inc.	29,593
790	S	Pinnacle West Capital Corp.	33,362
3,360	S	PPL Corp.	85,445
1,920	S	Progress Energy, Inc.	87,763

PORTFOLIO OF INVESTMENTS
ING Tactical Asset Allocation Fund	as of February 28, 2011 (Unaudited) (continued)

Shares				Value
		Utilities (continued)
3,520	S	Public Service Enterprise Group, Inc.		$115,104
800	S	SCANA Corp.		32,384
1,670	S	Sempra Energy		88,894
5,670	S	Southern Co.		216,084
1,500	S	TECO Energy, Inc.		27,165
770	S	Wisconsin Energy Corp.		45,584
3,180	S	Xcel Energy, Inc.		76,129
				2,647,909
		Total Common Stock
		(Cost $68,804,428)		82,114,295
REAL ESTATE INVESTMENT TRUSTS: 1.4%
		Financials: 1.4%
860	S	Apartment Investment & Management Co.		22,059
589	S	AvalonBay Communities, Inc.		71,287
990	S	Boston Properties, Inc.		94,961
1,920	S	Equity Residential		105,811
2,150	S	HCP, Inc.		81,700
1,050	S	Health Care Real Estate Investment Trust, Inc.		54,831
4,521	S	Host Hotels & Resorts, Inc.		83,186
2,800	S	Kimco Realty Corp.		54,264
1,180	S	Plum Creek Timber Co., Inc.		49,513
3,970	S	Prologis		64,552
960	S	Public Storage, Inc.		107,760
1,940	S	Simon Property Group, Inc.		213,478
1,150	S	Ventas, Inc.		63,733
1,169	S	Vornado Realty Trust		109,103
3,778	S	Weyerhaeuser Co.		92,221
		Total Real Estate Investment Trusts
		(Cost $958,392)		1,268,459
		Total Long-Term Investments
		(Cost $69,762,820)		83,382,754
SHORT-TERM INVESTMENTS: 0.1%
		Mutual Funds: 0.1%
83,000		Blackrock Liquidity Funds TempFund Portfolio - Class I		83,000
		Total Short-Term Investments
		(Cost $83,000)		83,000
		Total Investments in Securities
		(Cost $69,845,820) *	92.7%	$83,465,754
		Other Assets and Liabilities - Net	7.3	6,610,429
		Net Assets	100.0%	$90,076,183

	@	Non-income producing security
	S

All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.

	*	Cost for federal income tax purposes is $78,887,509.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$15,911,441
		Gross Unrealized Depreciation		(11,333,196)
		Net Unrealized Appreciation		$4,578,245

PORTFOLIO OF INVESTMENTS
ING Tactical Asset Allocation Fund	as of February 28, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 28, 2011 in valuing the Fund’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	2/28/2011
Asset Table
Investments, at value
Common Stock*	$82,114,295	$—	$—	$82,114,295
Real Estate Investment Trusts	1,268,459	—	—	1,268,459
Short-Term Investments	83,000	—	—	83,000
Total Investments, at value	$83,465,754	$—	$—	$83,465,754
Other Financial Instruments+:
Futures	1,389,002	—	—	1,389,002
Total Assets	$84,854,756	$—	$—	$84,854,756

Liabilities Table
Other Financial Instruments+:
Futures	(296,582)	—	—	(296,582)
Total Liabilities	$(296,582)	$—	$—	$(296,582)

+ Other Financial Instruments are derivatives not reflected in the Summary Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps and written options are reported at their market value at measurement date.

There were no significant transfers into and out of Level 1 and 2 during the period ending February 28, 2011.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING Tactical Asset Allocation Fund	as of February 28, 2011 (Unaudited) (continued)

ING Tactical Asset Allocation Fund Open Futures Contracts on February 28, 2011:

	Number		Notional	Unrealized
Contract Description	of Contracts	Expiration Date	Value	Appreciation/(Depreciation)
Long Contracts
Amsterdam Exchanges Index	14	03/18/11	$1,426,545	$(6,549)
CAC40® 10 Euro	37	03/18/11	2,098,501	(10,740)
FTSE/MIB Index	55	03/18/11	8,530,138	706,843
Hang Seng Index	16	03/30/11	2,393,220	43,687
IBEX 35® Index	48	03/18/11	7,186,488	(23,309)
Long Gilt	45	06/28/11	8,535,618	65,397
MSCI Singapore Index (SGX)	37	03/30/11	2,057,430	(8,283)
NIKKEI 225 (OSE)	10	03/10/11	1,299,432	26,538
S&P 500®	13	03/17/11	4,309,825	332,765
S&P 500 E-Mini	10	03/18/11	663,050	25,106
U.S. Treasury 10-Year Note	57	06/21/11	6,785,672	31,487
			$45,285,919	$1,182,942

Short Contracts
ASX SPI 200® Index	43	03/17/11	$5,282,130	$(64,237)
Australia 10-Year Bond	80	03/15/11	8,455,303	(105,745)
Canada 10-Year Bond	19	06/21/11	2,351,459	(33,539)
Japan 10-Year Bond (TSE)	5	03/10/11	8,528,819	60,861
OMXS30™ Index	371	03/18/11	6,620,607	7,437
S&P/TSX 60 Index	4	03/17/11	669,116	(44,180)
Swiss Federal Bond	58	03/08/11	8,468,088	88,881
			$40,375,522	$(90,522)

PORTFOLIO OF INVESTMENTS
ING Tactical Asset Allocation Fund	as of February 28, 2011 (Unaudited) (continued)

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS No. 161”), “Disclosure about Derivative Instruments and Hedging Activities.” This new accounting statement requires enhanced disclosures about an entity’s derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under SFAS No. 133, and ( c ) how derivatives affect an entity’s financial position, financial performance, and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk related contingent features of derivative instruments.

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure as of February 28, 2011:

Derivatives Fair Value*
Equity contracts	$985,078
Interest rate contracts	107,342
Total	$1,092,420

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps, purchased options and written options are reported at their market value at measurement date.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Series Fund, Inc.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	April 20, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	April 20, 2011

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer
Date:	April 20, 2011